UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments.

John Hancock Technical Opportunities Fund

Quarterly Portfolio Holdings

10.31.2010

Technical Opportunities Fund
As of 10-31-10 (Unaudited)

	Shares	Value
Common Stocks 98.49%		$617,145,118
(Cost $549,841,924)

Consumer Discretionary 23.95%		150,052,476

Auto Components 1.25%
TRW Automotive Holdings Corp. (I)	172,000	7,858,680

Automobiles 1.33%
Ford Motor Company (I)	588,200	8,311,266

Hotels, Restaurants & Leisure 9.96%
Ctrip.com International, Ltd., ADR (I)(L)	186,200	9,695,434
Starbucks Corp.	336,100	9,572,128
Starwood Hotels & Resorts Worldwide, Inc. (L)	264,700	14,330,858
Wendy's/Arby's Group, Inc., Class A	1,973,011	9,075,851
Wynn Resorts, Ltd. (L)	184,500	19,772,865

Internet & Catalog Retail 4.85%
Amazon.com, Inc. (I)	183,900	30,369,246

Media 4.14%
Discovery Communications, Inc., Series A (I)(L)	157,300	7,017,153
Naspers, Ltd.	153,005	8,028,636
Sirius XM Radio, Inc. (I)(L)	3,248,800	4,856,956
Virgin Media, Inc. (L)	236,600	6,016,738

Textiles, Apparel & Luxury Goods 2.42%
Lululemon Athletica, Inc. (I)(L)	98,500	4,365,520
Under Armour, Inc., Class A (I)(L)	101,600	4,742,688
XTEP International Holdings	7,260,500	6,038,457

Consumer Staples 2.42%		15,190,096

Food & Staples Retailing 0.59%
X5 Retail Group NV (I)	87,720	3,675,468

Food Products 1.30%
Golden Agri-Resources, Ltd. (I)	6,971,000	3,510,415
Tingyi (Cayman Islands) Holding Corp. (I)	1,712,000	4,667,861

Household Products 0.53%
Hypermarcas SA (I)	202,600	3,336,352

Energy 2.71%		16,963,980

Oil, Gas & Consumable Fuels 2.71%
OGX Petroleo e Gas Participacoes SA (I)	462,400	6,069,969
Paladin Resources, Ltd. (I)(L)	1,136,439	4,584,091
Pioneer Natural Resources Company	90,400	6,309,920

Financials 4.40%		27,584,991

Commercial Banks 2.51%
Banco Bradesco SA, ADR (L)	599,200	12,463,360
Bank Rakyat Indonesia Tbk PT (I)	2,536,000	3,236,105

Consumer Finance 0.23%
Cardtronics, Inc.	85,800	1,454,310

Diversified Financial Services 1.00%
BM&F BOVESPA SA (I)	749,500	6,281,465

Real Estate Management & Development 0.66%
Wheelock and Company, Ltd. (I)	1,171,000	4,149,751

1

Technical Opportunities Fund
As of 10-31-10 (Unaudited)

	Shares	Value
Health Care 1.32%		$8,269,222

Pharmaceuticals 1.32%
Allergan, Inc.	114,200	8,269,222

Industrials 19.13%		119,846,768

Aerospace & Defense 6.43%
BE Aerospace, Inc. (I)(L)	341,668	12,559,716
Cubic Corp.	213,222	9,290,083
European Aeronautic Defence & Space Company (I)	237,492	6,245,813
Rolls-Royce Group PLC (I)	772,434	8,017,420
Triumph Group, Inc. (L)	49,850	4,166,961

Airlines 2.39%
US Airways Group, Inc. (I)(L)	1,269,060	14,962,217

Commercial Services & Supplies 0.50%
Aggreko PLC (I)	123,082	3,106,224

Industrial Conglomerates 1.23%
Beijing Enterprises Holdings, Ltd.	123,000	839,723
Smiths Group PLC	361,278	6,895,512

Machinery 6.91%
Deere & Company	245,800	18,877,440
Joy Global, Inc.	110,200	7,818,690
Pall Corp.	216,100	9,220,987
SKF AB, B Shares (I)	285,297	7,393,027

Professional Services 0.63%
Intertek Group PLC (I)	132,458	3,938,331

Road & Rail 1.04%
Union Pacific Corp.	74,300	6,514,624

Information Technology 30.38%		190,366,223

Communications Equipment 4.16%
AAC Acoustic Technologies Holdings, Inc. (I)	628,000	1,527,051
F5 Networks, Inc. (I)	69,800	8,215,460
Research In Motion, Ltd. (I)	154,100	8,775,995
Riverbed Technology, Inc. (I)	131,237	7,551,377

Computers & Peripherals 7.92%
Apple, Inc. (I)	82,600	24,851,862
EMC Corp. (I)	735,000	15,442,350
NetApp, Inc. (I)(L)	175,000	9,318,750

Internet Software & Services 3.85%
Baidu, Inc., SADR (I)	72,300	7,953,723
eBay, Inc. (I)	217,100	6,471,751
MercadoLibre, Inc. (I)	28,400	1,878,092
Teradata Corp. (I)	198,590	7,816,502

IT Services 1.34%
Cognizant Technology Solutions Corp., Class A (I)	128,700	8,389,953

Semiconductors & Semiconductor Equipment 5.16%
Anadigics, Inc. (I)(L)	283,400	1,918,618
Broadcom Corp., Class A	154,100	6,278,034
OmniVision Technologies, Inc. (I)(L)	373,200	10,124,916
Skyworks Solutions, Inc. (I)(L)	485,200	11,115,932
TriQuint Semiconductor, Inc. (I)	279,500	2,878,850

2

Technical Opportunities Fund
As of 10-31-10 (Unaudited)

	Shares	Value
Information Technology (continued)

Software 7.95%
BMC Software, Inc. (I)	176,900	$8,041,874
Citrix Systems, Inc. (I)	105,100	6,733,757
Longtop Financial Technologies, Ltd. (I)(L)	118,200	4,295,388
NCSoft Corp. (I)	9,092	1,996,280
Red Hat, Inc. (I)	194,055	8,200,764
Rovi Corp. (I)	204,500	10,357,925
Salesforce.com, Inc. (I)(L)	38,600	4,480,302
Taleo Corp. (I)	133,500	3,830,115
Totvs SA (I)	20,800	1,920,602

Materials 9.61%		60,245,386

Chemicals 3.54%
Agrium, Inc. (L)	116,500	10,311,415
The Mosaic Company	162,200	11,866,552

Metals & Mining 6.07%
Agnico Eagle Mines, Ltd.	49,700	3,856,223
IAMGOLD Corp.	568,800	10,397,664
Kumba Iron Ore, Ltd. (I)	87,524	4,978,661
Molycorp, Inc. (I)	223,300	7,904,820
Romarco Minerals, Inc. (I)	602,300	1,606,291
Walter Energy, Inc. (L)	106,000	9,323,760

Telecommunication Services 4.57%		28,625,976

Wireless Telecommunication Services 4.57%
America Movil SAB de CV, Series L, ADR (I)(L)	134,300	7,690,018
American Tower Corp., Class A (I)	267,800	13,821,158
Crown Castle International Corp. (I)	165,000	7,114,800

Preferred Securities 0.01%		$79,213
(Cost $78,304)

Industrials 0.01%		79,213
Aerospace & Defense 0.01%
Rolls-Royce Group PLC, C Shares (I)	49,435,776	79,213

Short-Term Investments 16.41%		$102,815,954
(Cost $102,802,176)

	Par Value/Shares	Value
Repurchase Agreement 1.25%		7,800,000
Tri-Party Repurchase Agreement with BNY Mellon Corp. dated 10-29-10 at 0.230% to be repurchased at $7,800,150 on 11-1-10, collateralized by $7,925,907, Federal
National Mortgage Association, 6.000% due 10-1-34 (valued at $7,956,000,
including interest)	$7,800,000	7,800,000

Securities Lending Collateral 15.16%		95,015,954
John Hancock Collateral Investment Trust, 0.2626% (W)(Y)	9,493,241	95,015,954

3

Technical Opportunities Fund
As of 10-31-10 (Unaudited)

Total investments (Cost $652,722,404)† 114.91%	$720,040,285

Other assets and liabilities, net (14.91%)	($93,428,715)

Total net assets 100.00%	$626,611,570

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Notes to Portfolio of Investments

ADR	American Depositary Receipts
SADR	Sponsored American Depositary Receipts
(I)	Non-income producing security.
(L)	All or a portion of this security is on loan as of 10-31-10.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-10.
†	At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $658,519,519.
Net unrealized appreciation aggregated $61,520,766, of which $68,723,803 related to appreciated investment securities and $7,203,037 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of net assets on 10-31-10:

United States	69%
Canada	6%
China	5%
Brazil	5%
United Kingdom	4%
South Africa	2%
Other Countries	8%
Short-Term Investments & Other	1%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10-31-10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$150,052,476	$135,985,383	$14,067,093	—
Consumer Staples	15,190,096	7,011,820	8,178,276	—
Energy	16,963,980	12,379,889	4,584,091	—
Financials	27,584,991	20,199,135	7,385,856	—
Health Care	8,269,222	8,269,222	—	—
Industrials	119,846,768	83,410,718	36,436,050	—
Information Technology	190,366,223	186,842,892	3,523,331	—
Materials	60,245,386	55,266,725	4,978,661	—
Telecommunication Services	28,625,976	28,625,976	—	—
Preferred Securities
Industrials	79,213	—	79,213	—
Short-Term Investments	102,815,954	95,015,954	7,800,000	—
Total Investments in Securities	$720,040,285	$633,007,714	$87,032,571	—

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

5

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

6

John Hancock Multi Sector Bond Fund

Quarterly Portfolio Holdings

10.31.2010

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 38.24%				$341,595,940
(Cost $327,522,447)

Consumer Discretionary 7.17%				64,001,268

Auto Components 0.23%
Allison Transmission, Inc. (S)	11.000	11/01/15	150,000	162,750
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	275,000	298,031
American Tire Distributors, Inc. (S)	9.750	06/01/17	400,000	427,000
Goodyear Tire & Rubber Company	8.250	08/15/20	550,000	585,750
Tenneco, Inc. (S)	7.750	08/15/18	500,000	533,750

Auto Manufacturers 0.18%
Volvo Treasury AB (S)	5.950	04/01/15	1,460,000	1,606,864

Automobiles 0.03%
TRW Automotive, Inc. (S)	8.875	12/01/17	250,000	277,500

Diversified Consumer Services 0.19%
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	600,000	603,000
SSI Investments II/SSI Company-Issuer LLC (S)	11.125	06/01/18	350,000	392,000
The ServiceMaster Company	7.450	08/15/27	250,000	192,500
Trans Union LLC/TransUnion Financing Corp. (S)	11.375	06/15/18	450,000	518,625

Hotels, Restaurants & Leisure 0.98%
American Casino & Entertainment Properties LLC	11.000	06/15/14	65,000	63,700
Ameristar Casinos, Inc.	9.250	06/01/14	635,000	687,388
Boyd Gaming Corp. (S)	9.125	12/01/18	250,000	250,313
Cap Cana SA	10.000	04/30/16	100,000	70,000
Cap Cana SA (H)	10.000	04/30/16	109,778	54,889
DineEquity, Inc. (S)	9.500	10/30/18	75,000	79,875
Harrah's Operating Company, Inc.	5.375	12/15/13	275,000	250,250
Harrah's Operating Company, Inc.	11.250	06/01/17	350,000	386,750
International Game Technology	7.500	06/15/19	1,730,000	2,033,625
Isle of Capri Casinos, Inc.	7.000	03/01/14	700,000	663,250
MGM Resorts International	6.750	09/01/12	900,000	887,625
MGM Resorts International	6.750	04/01/13	200,000	194,500
MGM Resorts International (S)	9.000	03/15/20	350,000	382,813
MGM Resorts International (S)	10.000	11/01/16	325,000	320,125
Penn National Gaming, Inc.	6.750	03/01/15	375,000	382,500
Pinnacle Entertainment, Inc.	8.625	08/01/17	700,000	754,250
Pinnacle Entertainment, Inc.	8.750	05/15/20	500,000	499,375
Seneca Gaming Corp.	7.250	05/01/12	350,000	341,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.875	11/01/17	375,000	407,813

Household Durables 0.39%
Desarrolladora Homex SAB de CV	7.500	09/28/15	51,000	53,168
Jarden Corp.	7.500	01/15/20	150,000	159,000
Libbey Glass, Inc. (S)	10.000	02/15/15	400,000	435,000
Newell Rubbermaid, Inc.	5.500	04/15/13	2,075,000	2,258,227
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	450,000	480,375
Urbi Desarrollos Urbanos SAB De CV	9.500	01/21/20	105,000	122,325

Household Products 0.19%
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	375,000	397,500
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	450,000	460,125
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	425,000	441,469
Viking Acquisition, Inc. (S)	9.250	11/01/18	350,000	358,750

1

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Discretionary (continued)

Leisure Equipment & Products 0.18%
Hasbro, Inc.	6.300	09/15/17	1,463,000	$1,631,895

Media 3.17%
AMC Entertainment, Inc.	8.000	03/01/14	479,000	483,790
AMC Entertainment, Inc.	8.750	06/01/19	725,000	776,656
Belo Corp.	8.000	11/15/16	300,000	330,750
British Sky Broadcasting Group PLC (S)	9.500	11/15/18	1,525,000	2,088,553
Cablevision Systems Corp.	8.625	09/15/17	900,000	1,015,875
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.250	10/30/17	850,000	877,625
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.875	04/30/18	75,000	79,688
Cequel Communications Holdings I LLC/Cequel Capital
Corp. (S)	8.625	11/15/17	550,000	588,500
Cinemark USA, Inc.	8.625	06/15/19	675,000	728,156
Comcast Corp.	5.700	05/15/18	1,800,000	2,058,682
COX Communications, Inc. (S)	6.250	06/01/18	1,325,000	1,530,288
CSC Holdings LLC	8.500	04/15/14	225,000	250,875
DIRECTV Holdings LLC	5.200	03/15/20	1,875,000	2,036,724
DISH DBS Corp.	7.875	09/01/19	1,300,000	1,425,125
Entravision Communications Corp. (S)	8.750	08/01/17	500,000	535,625
Insight Communications Company, Inc. (S)	9.375	07/15/18	560,000	607,600
Lamar Media Corp.	7.875	04/15/18	225,000	240,188
Lamar Media Corp., Series D	6.625	08/15/15	450,000	460,688
McClatchy Company	11.500	02/15/17	260,000	278,525
Myriad International Holding BV (S)	6.375	07/28/17	177,000	186,116
News America, Inc.	6.650	11/15/37	1,800,000	2,004,980
Nielsen Finance LLC/Nielsen Finance Company (S)	7.750	10/15/18	375,000	388,594
Nielsen Finance LLC/Nielsen Finance Company	10.000	08/01/14	475,000	499,344
Radio One, Inc.	6.375	02/15/13	475,000	400,188
Regal Cinemas Corp.	8.625	07/15/19	750,000	800,625
Regal Entertainment Group	9.125	08/15/18	250,000	265,938
Sinclair Television Group, Inc. (S)	8.375	10/15/18	350,000	364,000
Sinclair Television Group, Inc. (S)	9.250	11/01/17	250,000	275,000
TCM Sub LLC (S)	3.550	01/15/15	1,550,000	1,635,388
Time Warner Cable, Inc.	8.250	02/14/14	1,196,000	1,427,936
Time Warner, Inc.	7.700	05/01/32	1,789,000	2,202,799
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH (S)	8.125	12/01/17	350,000	366,625
Videotron Ltee	9.125	04/15/18	700,000	788,375
Visant Corp. (S)	10.000	10/01/17	300,000	319,500

Multiline Retail 0.56%
Bon-Ton Department Stores, Inc.	10.250	03/15/14	65,000	66,300
JC Penney Corp., Inc.	7.400	04/01/37	600,000	553,500
Kohl's Corp.	6.875	12/15/37	1,850,000	2,215,044
Michaels Stores, Inc. (S)	7.750	11/01/18	100,000	99,000
Michaels Stores, Inc.	11.375	11/01/16	700,000	771,750
QVC, Inc. (S)	7.125	04/15/17	25,000	26,625
QVC, Inc. (S)	7.500	10/01/19	350,000	376,250
The Neiman Marcus Group, Inc.	10.375	10/15/15	476,000	502,180
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	400,000	418,000

Specialty Retail 0.90%
Claire's Stores, Inc.	9.250	06/01/15	225,000	210,938
Claire's Stores, Inc., PIK	9.625	06/01/15	323,344	310,410
Express LLC/Express Finance Corp.	8.750	03/01/18	375,000	399,375

2

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Discretionary (continued)
Freedom Group, Inc. (S)	10.250	08/01/15	250,000	$266,875
Home Depot, Inc.	5.400	03/01/16	1,875,000	2,151,107
Limited Brands, Inc.	6.950	03/01/33	125,000	116,563
Limited Brands, Inc.	7.000	05/01/20	700,000	770,000
Limited Brands, Inc.	8.500	06/15/19	100,000	118,000
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,188,469
TJX Companies, Inc.	6.950	04/15/19	1,025,000	1,298,040
Toys R Us - Delaware, Inc. (S)	7.375	09/01/16	600,000	624,750
Toys R Us Property Company LLC	10.750	07/15/17	500,000	571,250

Textiles, Apparel & Luxury Goods 0.17%
Levi Strauss & Company	7.625	05/15/20	675,000	710,438
Levi Strauss & Company	8.875	04/01/16	175,000	185,500
Phillips-Van Heusen Corp.	7.375	05/15/20	150,000	162,563
Quiksilver, Inc.	6.875	04/15/15	475,000	463,125

Consumer Staples 2.52%				22,510,977

Beverages 0.49%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	1,925,000	2,088,956
Constellation Brands, Inc.	7.250	09/01/16	875,000	962,500
Constellation Brands, Inc.	7.250	05/15/17	225,000	246,656
Cott Beverages USA, Inc.	8.125	09/01/18	600,000	649,500
Cott Beverages, Inc.	8.375	11/15/17	375,000	406,875

Commercial Services & Supplies 0.13%
ARAMARK Corp.	8.500	02/01/15	1,100,000	1,155,000

Food & Staples Retailing 0.55%
Michael Foods, Inc. (S)	9.750	07/15/18	475,000	517,750
New Albertsons, Inc.	8.000	05/01/31	300,000	243,750
SUPERVALU, Inc.	8.000	05/01/16	470,000	477,638
The Kroger Company	6.150	01/15/20	1,380,000	1,628,537
Wal-Mart Stores, Inc.	3.250	10/25/20	2,100,000	2,078,903

Food Products 0.58%
B&G Foods, Inc.	7.625	01/15/18	400,000	426,000
Dean Foods Company	7.000	06/01/16	425,000	425,000
Dean Foods Company	6.900	10/15/17	375,000	360,000
Del Monte Corp.	7.500	10/15/19	350,000	384,125
Dole Food Company, Inc.	8.750	07/15/13	25,000	26,938
Dole Food Company, Inc. (S)	8.000	10/01/16	675,000	717,188
HJ Heinz Company	5.350	07/15/13	1,358,000	1,501,820
Mead Johnson Nutrition Company	4.900	11/01/19	750,000	818,925
Minerva Overseas, Ltd. (S)	10.875	11/15/19	104,000	111,150
Smithfield Foods, Inc. (S)	10.000	07/15/14	330,000	380,325

Household Products 0.15%
American Achievement Corp. (S)	10.875	04/15/16	310,000	318,525
Central Garden and Pet Company	8.250	03/01/18	375,000	393,750
NBTY, Inc. (S)	9.000	10/01/18	600,000	637,500

Personal Products 0.04%
Elizabeth Arden, Inc.	7.750	01/15/14	350,000	354,813

Tobacco 0.58%
Altria Group, Inc.	4.125	09/11/15	2,025,000	2,186,872
Philip Morris International, Inc.	5.650	05/16/18	2,550,000	3,011,981

3

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Energy 4.39%				$39,189,316

Energy Equipment & Services 0.73%
Basic Energy Services, Inc.	7.125	04/15/16	500,000	475,000
Bristow Group, Inc.	7.500	09/15/17	250,000	259,375
Bristow Group, Inc.	6.125	06/15/13	125,000	126,250
Complete Production Services, Inc.	8.000	12/15/16	600,000	631,500
Dresser-Rand Group, Inc.	7.375	11/01/14	500,000	504,375
Hercules Offshore, Inc. (S)	10.500	10/15/17	726,000	562,650
Hornbeck Offshore Services, Inc.	8.000	09/01/17	25,000	25,344
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	375,000
Parker Drilling Company	9.125	04/01/18	475,000	498,750
PHI, Inc. (S)	8.625	10/15/18	425,000	428,188
Stallion Oilfield Holdings, Ltd. (S)	10.500	02/15/15	278,000	291,900
Weatherford International, Ltd.	7.000	03/15/38	2,155,000	2,353,357

Oil, Gas & Consumable Fuels 3.66%
Arch Coal, Inc.	8.750	08/01/16	175,000	196,438
Arch Coal, Inc.	7.250	10/01/20	225,000	246,375
Arch Western Finance LLC	6.750	07/01/13	142,000	143,420
Atlas Energy Operating Company LLC	12.125	08/01/17	300,000	351,000
Atlas Pipeline Partners LP	8.750	06/15/18	425,000	444,125
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	450,000	469,499
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	350,000	385,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	95,000	103,313
Consol Energy, Inc. (S)	8.250	04/01/20	175,000	195,125
Consol Energy, Inc. (S)	8.000	04/01/17	400,000	438,000
Copano Energy LLC/Copano Energy Finance Corp.	8.125	03/01/16	351,000	362,408
Copano Energy LLC/Copano Energy Finance Corp.	7.750	06/01/18	125,000	127,813
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	600,000	648,000
Denbury Resources, Inc.	8.250	02/15/20	550,000	613,250
Drummond Company, Inc.	7.375	02/15/16	500,000	515,000
El Paso Corp.	7.800	08/01/31	125,000	133,795
El Paso Corp.	7.750	01/15/32	25,000	26,783
El Paso Corp.	7.250	06/01/18	175,000	194,194
El Paso Corp.	7.000	06/15/17	550,000	599,585
Encore Acquisition Company	9.500	05/01/16	350,000	394,625
Forest Oil Corp.	7.250	06/15/19	550,000	578,188
Gazprom Via Gaz Capital SA (S)	6.510	03/07/22	215,000	224,944
General Maritime Corp.	12.000	11/15/17	575,000	590,813
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	150,000	152,250
Harvest Operations Corp. (S)	6.875	10/01/17	300,000	315,000
Inergy LP/Inergy Finance Corp.	8.250	03/01/16	350,000	367,500
Inergy LP/Inergy Finance Corp. (S)	7.000	10/01/18	225,000	235,125
KazMunayGas Finance Sub BV (S)	7.000	05/05/20	301,000	319,963
Linn Energy LLC/Linn Energy Finance Corp. (S)	7.750	02/01/21	650,000	671,125
Marathon Oil Corp.	7.500	02/15/19	1,650,000	2,124,910
Mariner Energy, Inc.	8.000	05/15/17	400,000	442,000
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.750	11/01/20	275,000	281,188
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	350,000	384,125
Newfield Exploration Company	6.875	02/01/20	450,000	480,375
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	400,000	399,500

4

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Energy (continued)
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
(S)	8.875	03/15/18	375,000	$409,688
Pemex Project Funding Master Trust	6.625	06/15/35	806,000	894,444
Penn Virginia Corp.	10.375	06/15/16	375,000	412,500
Penn Virginia Resource Partners LP/Penn Virginia Resource
Finance Corp.	8.250	04/15/18	425,000	447,313
Petroleos de Venezuela SA	5.375	04/12/27	592,300	286,081
Petroleos de Venezuela SA	5.250	04/12/17	1,159,000	683,810
Petroleos de Venezuela SA	4.900	10/28/14	526,149	339,892
Petronas Capital, Ltd.	7.875	05/22/22	967,000	1,301,659
Petroplus Finance, Ltd. (S)	9.375	09/15/19	535,000	513,600
Pioneer Natural Resources Company	6.875	05/01/18	175,000	191,165
Plains Exploration & Production Company	7.625	04/01/20	400,000	431,000
Quicksilver Resources, Inc.	8.250	08/01/15	635,000	646,113
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	325,000	364,000
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875	12/01/18	275,000	289,094
Sabine Pass LNG LP	7.500	11/30/16	450,000	415,688
Sabine Pass LNG LP	7.250	11/30/13	400,000	385,000
SandRidge Energy, Inc. (S)	8.750	01/15/20	600,000	624,000
SandRidge Energy, Inc., PIK	8.625	04/01/15	650,000	664,625
Targa Resources Partners LP (S)	7.875	10/15/18	500,000	530,000
Total Capital SA	4.450	06/24/20	1,925,000	2,104,481
TransCanada Pipelines, Ltd.	7.250	08/15/38	1,650,000	2,094,094
Valero Energy Corp.	6.625	06/15/37	2,175,000	2,200,713
Williams Partners LP	7.250	02/01/17	1,725,000	2,056,938
Zhaikmunai Finance BV (S)	10.500	10/19/15	220,000	216,975

Financials 8.90%				79,496,538

Capital Markets 0.55%
E*Trade Financial Corp., PIK	12.500	11/30/17	300,000	347,250
Graham Packaging Company LP/GPC Capital Corp. (S)	8.250	10/01/18	625,000	646,875
Morgan Stanley	5.450	01/09/17	2,750,000	2,921,303
The Goldman Sachs Group, Inc.	6.150	04/01/18	900,000	1,007,776

Commercial Banks 2.41%
Akbank TAS (S)	5.125	07/22/15	181,000	183,715
Ally Financial, Inc.	8.000	11/01/31	275,000	300,438
Ally Financial, Inc. (S)	7.500	09/15/20	400,000	432,000
Axis Bank, Ltd. (S)	4.750	05/02/16	163,000	163,013
Banco Bradesco SA (S)	5.900	01/16/21	120,000	122,850
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	104,000	108,940
Banco de Credito del Peru (S)	5.375	09/16/20	176,000	179,960
Banco Mercantil Del Norte SA (S)	6.135	10/13/16	2,400,000	2,395,229
Banque Centrale de Tunisie (EUR)(D)	6.250	02/20/13	203,000	303,726
Barclays Bank PLC	6.750	05/22/19	1,750,000	2,079,159
BTA Bank JSC (S)	Zero	07/01/20	578,042	40,463
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (S)	10.750	07/01/18	170,914	191,851
HSBC Holdings PLC	6.500	09/15/37	2,325,000	2,498,887
ICICI Bank, Ltd. (S)	5.500	03/25/15	3,175,000	3,332,417
Lloyds TSB Bank PLC (S)	4.375	01/12/15	1,525,000	1,598,982
PNC Funding Corp.	6.700	06/10/19	1,125,000	1,338,784
PNC Funding Corp.	4.250	09/21/15	1,276,000	1,379,917
Wells Fargo & Company	3.750	10/01/14	1,975,000	2,112,764
Wells Fargo Bank NA	5.750	05/16/16	1,075,000	1,220,321
Woori Bank (S)	6.125	05/03/16	1,525,000	1,546,876

5

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Consumer Finance 0.69%
Capital One Financial Corp.	6.150	09/01/16	2,900,000	$3,218,704
Discover Bank	7.000	04/15/20	650,000	717,399
Ford Motor Credit Company LLC	8.700	10/01/14	1,550,000	1,783,521
Ford Motor Credit Company LLC	6.625	08/15/17	325,000	363,534

Diversified Financial Services 3.03%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.875	09/25/17	113,000	114,141
American General Finance Corp.	6.900	12/15/17	1,800,000	1,498,500
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	204,000
Bank of America Corp.	5.750	12/01/17	1,250,000	1,324,824
BM&FBovespa SA (S)	5.500	07/16/20	150,000	160,557
Citigroup, Inc.	8.125	07/15/39	400,000	503,884
Citigroup, Inc.	5.500	02/15/17	1,025,000	1,082,843
Citigroup, Inc.	5.000	09/15/14	2,300,000	2,410,766
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,413,616
ERAC USA Finance Company (S)	6.375	10/15/17	1,300,000	1,520,598
Fox Acquisition Sub LLC (S)	13.375	07/15/16	200,000	216,250
General Electric Capital Corp.	6.875	01/10/39	2,415,000	2,780,423
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,450,000	1,591,651
International Lease Finance Corp. (S)	6.500	09/01/14	1,675,000	1,809,000
JPMorgan Chase & Company	6.300	04/23/19	2,150,000	2,509,087
JPMorgan Chase & Company	5.125	09/15/14	1,405,000	1,540,917
Merrill Lynch & Company, Inc.	6.050	05/16/16	2,530,000	2,676,867
NASDAQ OMX Group, Inc.	4.000	01/15/15	800,000	836,148
Pemex Finance, Ltd.	9.150	11/15/18	255,000	306,827
PHH Corp. (S)	9.250	03/01/16	550,000	564,438
Pinafore LLC/Pinafore, Inc. (S)	9.000	10/01/18	625,000	668,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	350,000	380,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
(S)	9.250	04/01/15	225,000	237,094
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
(S)	8.250	09/01/17	400,000	418,000
Provident Funding Associates (S)	10.250	04/15/17	125,000	130,000
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	164,291	190,578

Insurance 1.79%
AXA SA	8.600	12/15/30	1,300,000	1,517,367
CNA Financial Corp.	5.875	08/15/20	1,850,000	1,892,513
Fidelity National Financial, Inc.	6.600	05/15/17	1,600,000	1,650,509
Hartford Financial Services Group, Inc.	6.000	01/15/19	1,625,000	1,705,858
MetLife, Inc.	6.750	06/01/16	2,620,000	3,140,733
Midamerican Energy Holdings Company	5.750	04/01/18	1,825,000	2,115,217
Prudential Financial, Inc.	4.750	09/17/15	1,956,000	2,132,903
Unitrin, Inc.	6.000	05/15/17	1,775,000	1,836,003

Investment Companies 0.01%
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	95,000	100,700

Real Estate Investment Trusts 0.33%
Host Hotels & Resorts LP	6.375	03/15/15	475,000	486,875
Kimco Realty Corp.	4.300	02/01/18	2,400,000	2,441,383

6

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Real Estate Management & Development 0.09%
BR Properties SA (S)	9.000	10/07/15	179,000	$181,840
CB Richard Ellis Services, Inc.	11.625	06/15/17	300,000	349,500
Central China Real Estate, Ltd. (S)	12.250	10/20/15	108,000	113,363
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	164,000	180,712

Thrifts & Mortgage Finance 0.00%
Hipotecaria Su Casita SA de CV (S)	8.500	10/04/16	43,000	17,811
Hipotecaria Su Casita SA de CV	8.500	10/04/16	15,000	6,213

Health Care 2.69%				24,015,427

Health Care Equipment & Supplies 0.31%
Alere, Inc.	9.000	05/15/16	75,000	80,063
Alere, Inc.	7.875	02/01/16	873,000	914,468
IASIS Healthcare LLC	8.750	06/15/14	400,000	409,500
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	616,500
United Surgical Partners International, Inc., PIK	9.250	05/01/17	700,000	740,250

Health Care Providers & Services 1.30%
American Renal Holdings (S)	8.375	05/15/18	500,000	530,000
Community Health Systems, Inc.	8.875	07/15/15	1,250,000	1,337,500
DaVita, Inc.	6.625	11/01/20	775,000	797,281
HCA, Inc.	9.250	11/15/16	300,000	324,750
HCA, Inc.	6.750	07/15/13	1,125,000	1,170,000
HCA, Inc.	6.375	01/15/15	575,000	590,813
Healthsouth Corp.	8.125	02/15/20	775,000	837,000
Humana, Inc.	8.150	06/15/38	1,800,000	1,959,925
Multiplan, Inc. (S)	9.875	09/01/18	575,000	615,250
Psychiatric Solutions, Inc.	7.750	07/15/15	100,000	104,000
Psychiatric Solutions, Inc., Series 1	7.750	07/15/15	450,000	468,000
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	600,000	594,000
Tenet Healthcare Corp. (S)	8.000	08/01/20	625,000	635,156
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,575,000	1,659,656

Health Care Technology 0.25%
Agilent Technologies, Inc.	6.500	11/01/17	1,925,000	2,221,675

Pharmaceuticals 0.83%
Abbott Laboratories	4.125	05/27/20	2,950,000	3,175,817
Allergan, Inc.	3.375	09/15/20	1,475,000	1,468,216
Valeant Pharmaceuticals International (S)	7.000	10/01/20	600,000	630,000
Watson Pharmaceuticals, Inc.	5.000	08/15/14	1,950,000	2,135,607

Industrials 3.20%				28,589,995

Aerospace & Defense 0.39%
GeoEye, Inc.	8.625	10/01/16	625,000	654,688
L-3 Communications Corp.	5.200	10/15/19	1,950,000	2,099,912
TransDigm, Inc.	7.750	07/15/14	375,000	385,313
Triumph Group, Inc.	8.625	07/15/18	325,000	357,500

Building Products 0.04%
Associated Materials, Inc. (S)	9.125	11/01/17	75,000	78,750
Cemex Espana Luxembourg (S)	9.250	05/12/20	117,000	112,613
Goodman Global Group, Inc.	Zero	12/15/14	325,000	209,219

7

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Commercial Services & Supplies 0.87%
Cenveo Corp.	8.875	02/01/18	625,000	$628,125
Cenveo Corp.	7.875	12/01/13	550,000	537,625
Clean Harbors, Inc.	7.625	08/15/16	315,000	332,719
Corrections Corp. of America	7.750	06/01/17	375,000	407,813
Corrections Corp. of America	6.750	01/31/14	600,000	612,750
GEO Group, Inc.	7.750	10/15/17	373,000	407,036
Interactive Data Corp. (S)	10.250	08/01/18	475,000	519,531
Iron Mountain, Inc.	8.375	08/15/21	450,000	504,563
Iron Mountain, Inc.	7.750	01/15/15	134,000	135,005
The ServiceMaster Company, PIK (S)	10.750	07/15/15	625,000	670,313
Waste Management, Inc.	4.750	06/30/20	2,800,000	3,010,838

Electronic Equipment, Instruments & Components 0.04%
Sensus USA, Inc.	8.625	12/15/13	400,000	406,000

Industrial Conglomerates 0.60%
Hutchison Whampoa International, Ltd. (S)	7.625	04/09/19	2,525,000	3,141,451
Koninklijke (Royal) Philips Electronics N.V.	5.750	03/11/18	1,875,000	2,191,159

Machinery 0.29%
Case New Holland, Inc. (S)	7.875	12/01/17	425,000	474,938
Manitowoc Company, Inc.	8.500	11/01/20	175,000	182,656
Maxim Crane Works LP (S)	12.250	04/15/15	100,000	93,500
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	1,175,000	1,233,750
SPX Corp. (S)	6.875	09/01/17	275,000	299,750
The Manitowoc Company, Inc.	9.500	02/15/18	250,000	269,063

Road & Rail 0.71%
Norfolk Southern Corp.	5.750	01/15/16	1,900,000	2,217,410
Ryder System, Inc.	6.000	03/01/13	1,850,000	2,011,923
Union Pacific Corp.	7.875	01/15/19	1,600,000	2,096,437

Trading Companies & Distributors 0.13%
Aircastle, Ltd.	9.750	08/01/18	500,000	547,500
United Rentals North America, Inc.	8.375	09/15/20	625,000	634,375

Transportation Infrastructure 0.13%
CHC Helicopter SA (S)	9.250	10/15/20	625,000	653,125
DP World Sukuk, Ltd.	6.250	07/02/17	100,000	96,250
DP World, Ltd.	6.850	07/02/37	400,000	376,395

Information Technology 1.20%				10,754,638

Communications Equipment 0.04%
Hughes Network Systems LLC	9.500	04/15/14	375,000	390,938

Computers & Peripherals 0.38%
Hewlett-Packard Company	2.125	09/13/15	3,375,000	3,421,076

Electronic Equipment, Instruments & Components 0.34%
NXP BV/NXP Funding LLC (S)	9.750	08/01/18	600,000	654,750
STATS ChipPAC, Ltd. (S)	7.500	08/12/15	188,000	206,330
Tyco Electronics Group SA	6.550	10/01/17	1,818,000	2,122,664

IT Services 0.02%
Fidelity National Information Services, Inc. (S)	7.625	07/15/17	160,000	173,200

8

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Information Technology (continued)

Office Electronics 0.02%
Xerox Corp.	8.250	05/15/14	175,000	$210,470

Software 0.40%
Oracle Corp. (S)	3.875	07/15/20	1,425,000	1,485,270
Symantec Corp.	4.200	09/15/20	2,075,000	2,089,940

Materials 2.44%				21,850,799

Chemicals 0.72%
Ashland, Inc.	9.125	06/01/17	335,000	386,088
Ineos Group Holdings PLC (S)	8.500	02/15/16	440,000	400,400
Koppers, Inc.	7.875	12/01/19	375,000	405,938
Lyondell Chemical Company (S)	8.000	11/01/17	100,000	109,500
MacDermid, Inc. (S)	9.500	04/15/17	225,000	240,188
Momentive Performance Materials, Inc. (S)	9.000	01/15/21	650,000	672,750
Nalco Company	8.875	11/15/13	175,000	178,500
NewMarket Corp.	7.125	12/15/16	100,000	102,000
Nova Chemicals Corp.	8.375	11/01/16	575,000	628,188
Polyone Corp.	7.375	09/15/20	575,000	610,219
Rhodia SA (S)	6.875	09/15/20	600,000	630,750
The Dow Chemical Company	8.550	05/15/19	1,600,000	2,054,939

Containers & Packaging 0.43%
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	650,000	689,000
BWAY Holding Company (S)	10.000	06/15/18	475,000	517,750
Cascades, Inc.	7.875	01/15/20	75,000	80,531
Cascades, Inc.	7.750	12/15/17	450,000	480,938
Graphic Packaging International, Inc.	9.500	06/15/17	850,000	937,125
Greif, Inc.	6.750	02/01/17	350,000	364,875
Owens-Illinois, Inc.	7.800	05/15/18	725,000	783,000

Metals & Mining 0.94%
ALROSA Finance SA (S)	7.750	11/03/20	202,000	202,000
ArcelorMittal	9.850	06/01/19	2,425,000	3,128,463
Barrick Australian Finance Ltd.	5.950	10/15/39	1,925,000	2,127,535
China Oriental Group Company, Ltd. (S)	8.000	08/18/15	200,000	210,750
CSN Resources SA (S)	6.500	07/21/20	285,000	308,156
FMG Resources Pty, Ltd. (S)	7.000	11/01/15	650,000	666,250
Gerdau Trade, Inc. (S)	5.750	01/30/21	106,000	109,843
Rio Tinto Finance USA, Ltd.	3.500	11/02/20	1,125,000	1,123,864
Severstal OAO Via Steel Capital SA (S)	6.700	10/25/17	233,000	231,593
Vale Overseas, Ltd.	4.625	09/15/20	153,000	158,427
Vedanta Resources PLC (S)	9.500	07/18/18	150,000	162,375

Paper & Forest Products 0.35%
Boise Paper Holdings LLC	8.000	04/01/20	400,000	432,000
Celulosa Arauco y Constitucion SA (S)	5.000	01/21/21	108,000	111,376
International Paper Company	7.950	06/15/18	1,575,000	1,925,789
Millar Western Forest Products, Ltd.	7.750	11/15/13	270,000	247,050
NewPage Corp.	11.375	12/31/14	285,000	273,600
Sino-Forest Corp. (S)	6.250	10/21/17	110,000	110,924
Verso Paper Holdings LLC/Verson Paper, Inc., Series B	11.375	08/01/16	50,000	48,125

Telecommunication Services 3.29%				29,390,748

Diversified Telecommunication Services 2.23%
AT&T, Inc.	6.500	09/01/37	1,750,000	1,966,368

9

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Telecommunication Services (continued)
Axtel SAB de CV	9.000	09/22/19	201,000	$185,674
Axtel SAB de CV (S)	7.625	02/01/17	22,000	20,213
British Telecommunications PLC	9.375	12/15/10	1,950,000	1,970,155
Cincinnati Bell, Inc.	8.375	10/15/20	75,000	75,000
Cincinnati Bell, Inc.	8.250	10/15/17	425,000	431,375
Citizens Communications Company	9.000	08/15/31	1,300,000	1,449,500
GCI, Inc.	8.625	11/15/19	100,000	110,000
GXS Worldwide, Inc.	9.750	06/15/15	400,000	413,000
Indosat Palapa Company BV (S)	7.375	07/29/20	103,000	116,519
Intelsat Jackson Holdings SA	11.250	06/15/16	675,000	734,906
Intelsat Jackson Holdings, Ltd. (S)	8.500	11/01/19	250,000	273,125
ITC Deltacom, Inc.	10.500	04/01/16	600,000	646,500
Level 3 Financing, Inc.	10.000	02/01/18	825,000	789,938
Qwest Corp.	8.375	05/01/16	1,050,000	1,265,250
Qwest Corp.	7.125	11/15/43	450,000	446,625
Telecom Italia Capital SA	7.175	06/18/19	1,225,000	1,477,267
Telefonica Emisiones SA	4.949	01/15/15	1,900,000	2,097,934
Telemar Norte Leste SA (S)	5.500	10/23/20	206,000	207,288
Verizon Wireless Capital LLC	8.500	11/15/18	2,132,000	2,919,207
Virgin Media Finance PLC	9.500	08/15/16	50,000	56,813
Virgin Media Finance PLC	9.125	08/15/16	500,000	534,375
Virgin Media Finance PLC	8.375	10/15/19	225,000	250,875
West Corp. (S)	8.625	10/01/18	100,000	103,750
Wind Acquisition Finance SA (S)	11.750	07/15/17	324,000	369,360
Windstream Corp.	8.625	08/01/16	325,000	345,313
Windstream Corp. (S)	8.125	09/01/18	450,000	484,875
Windstream Corp.	7.875	11/01/17	150,000	163,875

Industrial Conglomerates 0.24%
NBC Universal, Inc. (S)	5.150	04/30/20	1,975,000	2,143,163

Wireless Telecommunication Services 0.82%
America Movil SAB de CV	6.125	03/30/40	2,200,000	2,432,210
Crown Castle International Corp.	9.000	01/15/15	825,000	921,938
Digicel Group, Ltd.	10.500	04/15/18	334,000	367,818
MetroPCS Wireless, Inc.	9.250	11/01/14	375,000	392,813
MetroPCS Wireless, Inc.	7.875	09/01/18	100,000	107,250
MTS International Funding, Ltd. (S)	8.625	06/22/20	185,000	214,831
Nextel Communications, Inc., Series D	7.375	08/01/15	675,000	677,531
Qtel International Finance, Ltd.	7.875	06/10/19	102,000	125,310
Qtel International Finance, Ltd. (S)	5.000	10/19/25	202,000	195,121
Qtel International Finance, Ltd. (S)	4.750	02/16/21	205,000	204,808
SBA Telecommunications, Inc.	8.000	08/15/16	350,000	385,875
Sprint Capital Corp.	8.750	03/15/32	1,200,000	1,317,000

Utilities 2.44%				21,796,234

Electric Utilities 1.77%
Ameren Energy Generating Company	7.950	06/01/32	1,970,000	1,961,153
Duke Energy Carolinas LLC	5.300	02/15/40	2,900,000	3,040,604
Edison Mission Energy	7.750	06/15/16	200,000	161,000
Edison Mission Energy	7.000	05/15/17	1,275,000	940,313
Empresa Distribuidora y Comercializadora Norte SA (S)	9.750	10/25/22	151,000	157,094
Exelon Generation Company LLC	5.200	10/01/19	1,525,000	1,683,603
FPL Group Capital, Inc. (6.350% to 10/31/2016, then 3
month LIBOR + 2.068%)	6.350	10/01/66	2,525,000	2,461,875
Oncor Electric Delivery Company LLC	6.375	01/15/15	2,700,000	3,161,592

10

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Utilities (continued)
PPL Energy Supply LLC	6.500	05/01/18	1,950,000	$2,230,155

Independent Power Producers & Energy Traders 0.67%
AES Corp.	8.000	10/15/17	75,000	82,500
AES Corp.	8.000	06/01/20	225,000	252,563
Calpine Corp. (S)	7.875	07/31/20	1,000,000	1,047,500
Calpine Corp. (S)	7.500	02/15/21	225,000	230,344
Dynegy Holdings, Inc.	7.750	06/01/19	1,000,000	682,500
GenOn Escrow Corp. (S)	9.875	10/15/20	525,000	511,875
GenOn Escrow Corp. (S)	9.500	10/15/18	500,000	487,500
NRG Energy, Inc.	8.500	06/15/19	1,325,000	1,417,750
NRG Energy, Inc. (S)	8.250	09/01/20	375,000	397,500
NRG Energy, Inc.	7.375	02/01/16	100,000	104,125
The AES Corp.	9.750	04/15/16	675,000	784,688

U.S. Government & Agency Obligations 8.35%				$74,618,030
(Cost $74,243,356)

U.S. Government Agency 8.35%				74,618,030
Federal Home Loan Mortgage Corp.
Fannie Mae Pool	6.000	TBA	10,000,000	10,859,382
Freddie Mac Gold Pool	4.000	TBA	5,000,000	5,233,562
Freddie Mac Gold Pool	4.500	TBA	1,000,000	1,047,390
Freddie Mac Gold Pool	5.000	TBA	2,500,000	2,651,257
Freddie Mac Gold Pool	5.500	TBA	5,000,000	5,357,040
Freddie Mac Non Gold Pool (P)	5.411	01/01/37	686,264	734,517
Freddie Mac Non Gold Pool (P)	5.783	11/01/36	1,004,324	1,058,847
Freddie Mac Non Gold Pool (P)	6.423	01/01/37	1,330,751	1,409,289
Federal Home Loan Mortgage Corp., Series 3733, Class A,
Freddie Mac REMIC	4.000	04/15/28	1,940,168	2,047,728
Federal National Mortgage Association
Fannie Mae Pool	4.500	TBA	12,000,000	12,596,808
Fannie Mae Pool	5.000	TBA	11,000,000	11,691,309
Fannie Mae Pool (P)	5.044	11/01/35	1,139,247	1,205,076
Fannie Mae Pool (P)	5.330	04/01/37	2,769,083	2,918,991
Fannie Mae Pool	5.500	TBA	10,000,000	10,737,517
Fannie Mae Pool (P)	5.631	10/01/38	1,782,326	1,885,620
Fannie Mae Pool	5.799	01/01/37	912,651	976,822
Fannie Mae Pool	6.500	TBA	2,000,000	2,206,875

Foreign Government Obligations 7.73%				$69,047,545
(Cost $65,804,936)

Argentina 0.20%				1,816,277
Republic of Argentina
Bond (ARS) (D)	5.830	12/31/33	366,551	161,583
Bond	7.000	09/12/13	187,000	185,130
Bond	7.000	10/03/15	845,041	807,859
Bond	8.280	12/31/33	177,779	164,001
Bond	8.750	06/02/17	479,715	497,704

11

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Brazil 0.93%				$8,307,886
Federative Republic of Brazil
Bond	4.875	01/22/21	110,000	121,990
Note	5.875	01/15/19	955,000	1,133,585
Note (BRL) (D)	10.000	01/01/14	7,660,000	4,428,726
Notas do Tesouro Nacional, Series F,
Note (BRL) (D)	10.000	01/01/21	4,880,000	2,623,585

Colombia 0.35%				3,135,474
Republic of Colombia
Bond	7.375	01/27/17	195,000	243,068
Bond	7.375	09/18/37	461,000	615,435
Bond	8.125	05/21/24	715,000	975,975
Santa Fe de Bogota,
Note (COP) (D)	9.750	07/26/28	1,665,000,000	1,300,996

Croatia 0.04%				354,252
Republic of Croatia,
Bond (S)	6.625	07/14/20	313,000	354,252

El Salvador 0.08%				689,013
Republic of El Salvador
Bond (S)	7.375	12/01/19	290,000	333,138
Bond	8.250	04/10/32	300,000	355,875

Hungary 0.14%				1,245,953
Government of Hungary,
Bond (HUF)(D)	8.000	02/12/15	232,870,000	1,245,953

Indonesia 0.15%				1,374,036
Republic of Indonesia
Bond	5.875	03/13/20	104,000	120,640
Bond	6.875	03/09/17	300,000	362,146
Note (S)	11.625	03/04/19	575,000	891,250

Iraq 0.22%				2,006,940
Republic of Iraq,
Bond	5.800	01/15/28	2,158,000	2,006,940

Malaysia 0.84%				7,501,193
Government of Malaysia
Bond (MYR) (D)	3.741	02/27/15	1,810,000	588,848
Bond (MYR) (D)	3.835	08/12/15	16,770,000	5,478,468
Bond (MYR) (D)	4.012	09/15/17	4,380,000	1,433,877

Mexico 1.10%				9,850,313
Government of Mexico
Bond (MXN) (D)	3.500	12/14/17	1,517,384	137,364
Bond (MXN) (D)	4.000	06/13/19	2,723,184	256,042
Bond	5.625	01/15/17	348,000	402,462
Bond	6.750	09/27/34	934,000	1,153,490
Bond (MXN) (D)	8.000	12/17/15	72,410,000	6,515,023
Bond (MXN) (D)	8.000	06/11/20	7,780,000	720,412
Bond	8.000	09/24/22	472,000	665,520

12

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Pakistan 0.02%				$139,571
Islamic Republic of Pakistan,
Bond	7.125	03/31/16	150,000	139,571

Panama 0.19%				1,677,500
Republic of Panama
Bond	5.200	01/30/20	1,060,000	1,203,100
Bond	6.700	01/26/36	340,000	427,210
Bond	7.250	03/15/15	39,000	47,190

Peru 0.16%				1,421,003
Republic of Peru
Bond	7.350	07/21/25	960,000	1,274,400
Bond (PEN) (D)	7.840	08/12/20	350,000	146,603

Philippines 0.31%				2,783,793
Republic of Philippines
Bond (PHP)(D)	4.950	01/15/21	5,000,000	123,453
Bond	6.375	10/23/34	752,000	870,440
Bond	7.500	09/25/24	153,000	198,900
Bond	7.750	01/14/31	920,000	1,214,400
Bond	9.375	01/18/17	280,000	376,600

Poland 0.76%				6,779,141
Republic of Poland
Bond (PLN) (D)	3.000	08/24/16	3,225,132	1,147,933
Bond (PLN) (D)	5.500	04/25/15	10,190,000	3,613,297
Bond (PLN) (D)	5.500	10/25/19	2,100,000	729,693
Bond	6.375	07/15/19	1,066,000	1,288,218

Qatar 0.08%				682,448
Government of Qatar,
Bond (S)	5.250	01/20/20	619,000	682,448

Russia 0.33%				2,908,488
Government of Russia
Eurobond (S)	3.625	04/29/15	305,000	311,863
Eurobond (S)	5.000	04/29/20	200,000	208,200
Eurobond	7.500	03/31/30	1,990,520	2,388,425

South Africa 0.66%				5,878,025
Republic of South Africa
Bond	6.500	06/02/14	50,000	57,500
Bond (ZAR) (D)	6.750	03/31/21	3,100,000	405,530
Bond	6.875	05/27/19	260,000	321,425
Bond (ZAR) (D)	8.000	12/21/18	34,300,000	4,974,107
Bond (ZAR) (D)	8.250	09/15/17	810,000	119,463

Turkey 0.45%				4,008,969
Republic of Turkey
Bond (TRY) (D)	Zero	04/25/12	1,410,000	881,192
Bond	7.000	06/05/20	83,000	102,920
Bond	7.250	03/15/15	235,000	279,063
Bond	7.250	03/05/38	384,000	484,800
Bond	7.500	11/07/19	306,000	387,090
Bond (TRY) (D)	10.000	02/15/12	2,389,717	1,873,904

13

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Ukraine 0.21%				$1,922,458
Republic of Ukraine
Bond (JPY) (D)	3.200	12/19/10	100,000,000	1,235,060
Bond	6.875	03/04/11	250,000	251,150
Bond (S)	6.875	09/23/15	433,000	436,248

Uruguay 0.14%				1,243,385
Republic of Uruguay
Bond	7.625	03/21/36	245,000	324,625
Bond	8.000	11/18/22	683,093	918,760

Venezuela 0.37%				3,321,427
Republic of Venezuela
Bond	7.000	12/01/18	40,000	26,800
Bond	8.500	10/08/14	2,424,000	2,042,220
Bond	12.750	08/23/22	1,019,000	869,207
Bond	13.625	08/15/18	400,000	383,200

Convertible Bonds 2.01%				$17,936,246
(Cost $17,296,843)

Consumer Discretionary 0.11%				1,017,727

Auto Components 0.07%
Cie Generale des Etablissements Michelin (EUR) (D)	Zero	01/01/17	404,898	643,137

Media 0.04%
Omnicom Group, Inc. (Call date on 08/01/2011)	Zero	07/31/32	376,000	374,590

Consumer Staples 0.17%				1,518,745

Food & Staples Retailing 0.02%
Great Atlantic & Pacific Tea Company	5.125	06/15/11	225,000	161,438

Food Products 0.15%
Smithfield Foods, Inc.	4.000	06/30/13	375,000	401,719
Tyson Foods, Inc.	3.250	10/15/13	815,000	955,588

Energy 0.22%				1,930,539

Energy Equipment & Services 0.13%
Newpark Resources, Inc.	4.000	10/01/17	477,000	440,629
Subsea 7, Inc.	3.500	10/13/14	500,000	668,750
Transocean, Inc., Series A	1.625	12/15/37	63,000	62,764

Oil, Gas & Consumable Fuels 0.09%
Petrominerales, Ltd.,	2.625	08/25/16	300,000	302,700
Quicksilver Resources, Inc.	1.875	11/01/24	411,000	455,696

Financials 0.02%				188,160

Diversified Financial Services 0.02%
Aldar Funding, Ltd.	5.767	11/10/11	192,000	188,160

Health Care 0.73%				6,498,201

Biotechnology 0.42%
Amgen, Inc.,	0.125	02/01/11	770,000	767,113
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	1,006,000	867,675
Gilead Sciences, Inc.	0.500	05/01/11	1,300,000	1,394,250
Gilead Sciences, Inc.(S)	1.000	05/01/14	205,000	221,400

14

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)
PDL BioPharma, Inc.	2.000	02/15/12	530,000	$510,788

Health Care Equipment & Supplies 0.11%
Beckman Coulter, Inc.	2.500	12/15/36	526,000	553,615
Hologic, Inc. (2.000% Steps up to Zero Coupon on 12/15/2013)	2.000	12/15/37	432,000	407,160

Life Sciences Tools & Services 0.16%
Life Technologies Corp.	3.250	06/15/25	1,226,000	1,409,900

Pharmaceuticals 0.04%
Shire PLC,	2.750	05/09/14	360,000	366,300

Industrials 0.13%				1,199,034

Containers & Packaging 0.09%
Owens-Brockway Glass Container, Inc.(S)	3.000	06/01/15	851,000	849,936

Machinery 0.04%
ArvinMeritor, Inc.	4.625	03/01/26	311,000	349,098

Information Technology 0.50%				4,461,547

Communications Equipment 0.04%
Comtech Telecommunications Corp.	3.000	05/01/29	316,000	345,625

Computers & Peripherals 0.13%
Hutchinson Technology, Inc.	3.250	01/15/26	331,000	253,215
SanDisk Corp.	1.500	08/15/17	898,000	873,305

Electronic Equipment, Instruments & Components 0.01%
Hon Hai Precision Industry Company, Ltd.	Zero	10/12/13	100,000	102,050

Internet Software & Services 0.10%
Digital River, Inc. (S)	2.000	11/01/30	154,000	154,986
EarthLink, Inc.	3.250	11/15/26	626,000	724,514

Semiconductors & Semiconductor Equipment 0.22%
Micron Technology, Inc.	1.875	06/01/14	99,000	94,793
ON Semiconductor Corp.	1.875	12/15/25	41,000	51,506
ON Semiconductor Corp.	2.625	12/15/26	395,000	412,775
ON Semiconductor Corp. Series B,	Zero	04/15/24	185,000	185,925
Xilinx, Inc.	3.125	03/15/37	1,274,000	1,262,853

Telecommunication Services 0.13%				1,122,293

Communications Equipment 0.11%
Lucent Technologies, Inc.	2.875	06/15/25	1,000,000	932,500

Diversified Telecommunication Services 0.02%
Level 3 Communications, Inc.	6.500	10/01/16	178,000	189,793

Structured Notes (K) 1.94%				$17,324,676
(Cost $16,433,619)

Brazil 0.35%				3,101,048
Federative Republic of Brazil (Citigroup Funding, Inc.),
Note (BRL) (D)	10.000	01/01/21	1,000,000	535,827
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	2,300,000	1,252,366

15

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Brazil (continued)
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	06/10/11	2,455,000	$1,312,855

Colombia 0.33%				2,976,569
Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	4,300,000,000	2,976,569

Germany 0.03%				279,000
Capex SA (Deutsche Bank AG),
Note (P)(S)	Zero	08/29/14	279,000	279,000

Indonesia 0.89%				7,920,207
Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	11.500	09/18/19	45,500,000,000	6,468,000
Note (IDR) (D)	12.800	06/17/21	3,100,000,000	471,287
Republic of Indonesia (Deutsche Bank AG)
Note (IDR) (D)	9.500	06/22/15	3,150,000,000	396,151
Republic of Indonesia (HSBC Bank USA),
Bond (IDR) (D)	11.000	11/15/20	1,300,000,000	179,958
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D)	9.500	06/17/15	103,000,000	12,965
Note (IDR) (D)	11.000	09/15/25	2,830,000,000	391,846

Russia 0.34%				3,047,852
Government of Russia (Barclays Bank PLC),
Bond (RUB) (D)	11.200	12/17/14	6,600,000	250,224
Government of Russia (JPMorgan Chase & Company),
Bond (RUB) (D)	10.550	07/06/11	82,900,000	2,797,628

Term Loans (M) 19.31%				$172,524,168
(Cost $169,440,348)

Consumer Discretionary 5.46%				48,807,612

Auto Components 0.73%
Allison Transmission, Inc.	3.028	08/07/14	3,738,976	3,584,743
Dana Holding Corp.	4.586	01/30/15	1,941,942	1,935,008
United Components, Inc.	6.250	03/23/17	1,000,000	1,007,500

Automobiles 0.41%
Ford Motor Company	3.028	12/16/13	2,037,420	2,008,132
Ford Motor Company	3.038	12/16/13	1,642,170	1,625,055

Commercial Services & Supplies 0.19%
Interactive Data Corp.	6.750	01/27/17	1,706,723	1,733,731

Hotels, Restaurants & Leisure 1.00%
Ameristar Casinos, Inc.	3.539	11/10/12	624,473	622,391
Burger King Corp.	6.250	10/19/16	855,000	862,695
Harrah's Operating Company, Inc.	3.288	01/28/15	4,000,000	3,529,980
Isle of Capri Casinos, Inc.	5.000	11/25/13	421,739	411,723

16

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Discretionary (continued)
Isle of Capri Casinos, Inc.	5.000	11/25/13	1,425,278	$1,391,428
Penn National Gaming, Inc.	2.033	10/03/12	2,100,000	2,082,938

Household Durables 0.17%
Alliance Laundry Holdings	6.250	09/23/16	1,500,000	1,512,188

Leisure Equipment & Products 0.06%
Greenwood Racing, Inc.	2.510	11/28/11	601,563	586,523

Media 2.37%
Advantage Sale & Marketing LLC	5.000	05/05/16	935,300	931,559
Advantage Sale & Marketing LLC	8.500	05/05/17	175,000	174,617
Carmike Cinemas, Inc.	5.500	01/27/16	898,350	900,596
Charter Communications Operating LLC	2.260	03/06/14	858,302	841,668
Charter Communications Operating LLC	3.540	09/06/16	1,762,782	1,728,472
CSC Holdings LLC, Inc.	2.006	03/29/16	1,422,489	1,392,854
Cumulus Media, Inc.	4.006	06/11/14	2,096,954	1,910,325
Mediacom Broadband LLC	4.500	10/23/17	1,521,188	1,502,173
Mediacom LLC	4.500	10/23/17	748,125	732,539
Nextmedia Group, Inc.	8.250	05/27/16	721,375	721,375
Nielsen Finance LLC	4.006	05/02/16	2,128,121	2,091,943
Nielsen Finance LLC/Nielsen Finance Corp.	2.256	08/09/13	131,285	128,277
RH Donnelley, Inc.	9.000	10/24/14	811,437	687,693
Sinclair Television Group, Inc.,	5.500	10/29/15	1,703,428	1,718,304
Univision Communications, Inc.	4.505	03/29/17	3,891,636	3,667,843
Visant Corp.	7.000	09/22/16	2,025,000	2,041,453

Multiline Retail 0.34%
Michaels Stores, Inc.	2.634	10/31/13	1,891,068	1,831,736
Neiman Marcus Group, Inc.	2.294	04/05/13	1,234,068	1,201,954

Specialty Retail 0.19%
Toys R Us - Delaware, Inc.	6.000	08/17/16	1,700,000	1,708,196

Consumer Staples 1.17%				10,425,642

Food & Staples Retailing 0.12%
Michael Foods, Inc.	6.250	07/31/16	1,072,313	1,084,712

Food Products 0.61%
Dean Foods Company	3.290	04/02/16	1,251,607	1,212,270
Dole Food Company, Inc.	5.060	03/02/17	601,214	603,250
Dole Food Company, Inc.	5.041	03/02/17	1,493,266	1,498,322
Pierre Foods, Inc.	7.000	07/29/16	2,125,000	2,105,078

Personal Products 0.44%
NBTY, Inc.	6.250	10/02/17	2,175,000	2,201,783
Revlon, Inc.	6.000	03/11/15	1,719,000	1,720,227

Energy 0.83%				7,375,568

Energy Equipment & Services 0.83%
Dresser, Inc.,	2.612	05/04/14	2,901,600	2,886,187
Hercules Offshore, Inc.	6.000	07/11/13	2,434,954	2,262,985
Precision Drilling Corp.	7.250	09/30/14	2,203,670	2,226,396

17

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials 1.21%				$10,848,156

Diversified Financial Services 1.08%
American General Finance Corp.	7.250	04/21/15	625,000	630,371
Fifth Third Processing Solutions (T)	—	11/01/16	345,000	341,550
Fifth Third Processing Solutions (T)	—	11/01/17	310,000	314,650
FoxCo Acquisition Sub LLC	7.500	07/14/15	2,686,048	2,655,830
Pinafore LLC/Pinafore, Inc.	6.750	09/29/16	2,000,000	2,022,500
Pinnacle Foods Finance LLC	6.000	04/02/14	1,481,288	1,496,408
Pinnacle Foods Finance LLC	2.756	04/02/14	2,238,705	2,178,540

Real Estate Management & Development 0.10%
CB Richard Ellis Services, Inc.	6.250	12/21/15	930,124	928,961

Thrifts & Mortgage Finance 0.03%
Ocwen Financial Corp.	9.000	07/28/15	280,750	279,346

Health Care 2.28%				20,385,339

Health Care Equipment & Supplies 0.10%
Inverness Medical Innovations, Inc.	2.270	06/26/14	971,970	935,521

Health Care Providers & Services 1.76%
Community Health Systems, Inc.	2.549	07/25/14	3,404,776	3,336,208
DaVita, Inc. (T)	—	09/28/16	3,047,000	3,069,853
HCA, Inc.	3.539	03/31/17	957,163	938,129
HCA, Inc.	2.539	11/18/13	2,542,869	2,486,174
Universal Health Services, Inc. (T)	—	07/28/16	2,530,000	2,541,861
US Renal Care, Inc.	6.250	06/03/16	673,615	675,299
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,686,517	2,684,838

Pharmaceuticals 0.42%
Valeant Pharmaceuticals International (T)	—	09/21/16	1,000,000	1,009,125
Warner Chilcott Company LLC	6.500	02/22/16	1,000,000	1,005,851
Warner Chilcott Company LLC	6.250	04/30/15	1,073,422	1,076,929
Warner Chilcott Company LLC	6.000	10/30/14	627,119	625,551

Industrials 2.79%				24,879,050

Aerospace & Defense 0.83%
DAE Aviation Holdings, Inc. (T)	—	07/31/14	1,710,000	1,641,600
Sequa Corp.	3.541	12/03/14	3,569,447	3,374,616
TransDigm, Inc.	2.269	06/23/13	1,000,000	986,250
Triumph Group, Inc.	4.500	06/16/16	1,396,500	1,403,483

Building Products 0.25%
Goodman Global, Inc. (T)	—	10/06/16	1,081,000	1,094,794
Goodman Global, Inc. (T)	—	10/26/17	1,081,000	1,102,080

Commercial Services & Supplies 0.68%
ARAMARK Corp.	3.539	07/26/16	1,204,093	1,193,369
ARAMARK Corp.	3.506	07/26/16	79,187	78,482
ARAMARK Corp.	2.281	01/27/14	111,058	107,865
ARAMARK Corp.	2.164	01/27/14	1,378,603	1,338,968
DynCorp International, Inc.	6.250	07/05/16	1,000,000	1,004,675
The Hertz Corp.	2.089	12/21/12	371,413	367,751
The Hertz Corp.	2.010	12/21/12	2,003,267	1,983,513

18

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Industrial Conglomerates 0.38%
Reynolds Group Holdings Ltd.	2.375	05/05/16	1,600,000	$1,610,435
Reynolds Group Holdings, Inc.	6.750	05/05/16	1,777,570	1,789,791

Machinery 0.59%
Blount International, Inc.	5.500	08/09/16	975,000	977,438
Bucyrus International, Inc.	4.500	02/19/16	746,313	752,843
Manitowoc Company, Inc.	8.000	11/06/14	1,127,603	1,128,230
Rexnord Holdings, Inc.	2.813	07/19/13	2,505,000	2,431,416

Professional Services 0.06%
Trans Union LLC/TransUnion Financing Corp.,	6.750	06/15/17	503,738	511,451

Information Technology 0.99%				8,877,791

Internet Software & Services 0.14%
Skillsoft Corp.	6.500	05/19/17	1,253,858	1,264,306

IT Services 0.27%
Fidelity National Information Services, Inc.	5.250	07/18/16	2,345,000	2,368,870

Semiconductors & Semiconductor Equipment 0.30%
Microsemi Corp. (T)	—	10/30/17	2,688,000	2,713,759

Software 0.28%
Dealer Computer Services, Inc.	5.250	04/21/17	610,096	608,698
SunGard Data Systems, Inc.	2.006	02/28/14	1,979,434	1,922,158

Materials 1.82%				16,240,039

Chemicals 1.11%
Chemtura Corp.	6.000	02/11/11	1,750,000	1,745,625
Chemtura Corp.	5.500	08/11/16	2,238,518	2,232,922
Hexion Specialty Chemicals, Inc.	4.063	05/05/15	2,724,000	2,650,452
ISP Chemco, Inc.	1.813	06/04/14	989,770	963,788
Lyondell Chemical Company	5.500	04/08/16	872,813	879,713
Nalco Company	4.500	09/21/17	585,000	591,216
Rockwood Holdings, Inc.	6.000	05/15/14	833,357	832,315

Containers & Packaging 0.54%
BWAY Corp.	5.560	06/16/17	90,844	90,901
BWAY Corp.	5.522	06/16/17	969,000	969,606
Graham Packaging Company LP	6.000	09/23/16	1,500,000	1,512,813
Graphic Packaging International Corp.	3.037	05/16/14	1,749,652	1,732,375
Smurfit-Stone Container Enterprises, Inc.	6.750	02/22/16	558,600	563,208

Paper & Forest Products 0.17%
Georgia-Pacific Corp.	2.292	12/21/12	1,477,961	1,475,105

Telecommunication Services 1.19%				10,634,225

Diversified Telecommunication Services 1.09%
Alaska Communications System Holdings, Inc.	6.250	10/15/16	2,192,000	2,201,134
Cincinnati Bell, Inc.	6.500	06/09/17	415,062	416,942
Level 3 Financing, Inc.	2.539	03/13/14	3,000,000	2,791,071
PanAmSat Corp.	2.790	01/03/14	1,830,927	1,781,232
PanAmSat Corp. (T)	—	01/03/14	321,357	312,635

19

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Telecommunication Services (continued)
PanAmSat Corp. (T)	—	01/03/14	642,516	$625,076
Telesat Canada	3.260	10/31/14	1,634,475	1,602,078

Wireless Telecommunication Services 0.10%
MetroPCS Wireless, Inc.	3.813	11/04/16	906,486	904,057

Utilities 1.57%				14,050,746

Electric Utilities 0.84%
Mirant North America LLC	2.005	01/03/13	2,205,111	2,189,676
Texas Competitive Electric Holdings Company LLC	3.923	10/10/14	6,795,026	5,324,752

Independent Power Producers & Energy Traders 0.73%
Calpine Corp.	3.165	03/29/14	713,503	708,954
GenOn Energy, Inc. (T)	—	09/08/17	2,500,000	2,499,553
New Development Holdings, Inc.	7.000	07/03/17	1,108,223	1,127,616
NRG Energy, Inc.	1.789	02/01/13	1,015,251	991,139
NRG Energy, Inc.	3.539	08/31/15	1,212,086	1,209,056

Capital Preferred Securities 0.54%				$4,910,384
(Cost $4,554,325)

Financials 0.46%				4,166,502
Capital One Capital V	10.250	08/15/39	700,000	759,500
ILFC E-Capital Trust I (5.900% to 01/18/2011, then 3 month
LIBOR + 1.550%) (S)	5.900	12/21/65	350,000	262,500
Standard Chartered PLC (6.409% to 01/30/2017, then 3 month
LIBOR + 1.510%) (S)	6.409	(Q)	2,350,000	2,306,189
ZFS Finance USA Trust I (6.150% to 12/31/10, then 1.750% 3
month LIBOR) (S)	6.150	12/15/65	850,000	838,313

Information Technology 0.08%				743,882
Xerox Capital Trust I	8.000	02/01/27	725,000	743,882

Collateralized Mortgage Obligations 11.28%				$100,747,612
(Cost $96,715,172)

American Home Mortgage Assets
Series 2006-4, Class 1A (P)	0.446	10/25/46	4,751,870	2,484,473
Series 2007-1, Class A1 (P)	1.053	02/25/47	6,709,855	3,329,497
BCAP LLC Trust,
Series 2009, Class 7A1 (S)	6.120	08/26/36	3,273,109	3,430,374
BCRR Trust,
Series 2009-1, Class 2A 1 (S)	5.858	07/17/40	3,200,000	3,452,836
Citicorp Mortgage Securities Trust,
Series 2007-8, Class 1A3	6.000	09/25/37	1,493,698	1,474,565
CitiMortgage Alternative Loan Trust,
Series 2007-A7, Class 2A1 (P)	0.656	07/25/37	758,743	468,937
Commercial Mortgage Pass Through Certificates,
Series 2006, Class C8	5.377	12/10/46	3,950,000	2,470,007
Countrywide Alternative Loan Trust, Series 2005-44, Class
1A2A,	0.546	10/25/35	483,442	482,133
Countrywide Alternative Loan Trust, Series 2005-51, Class
1A2A,	0.546	11/20/35	818,915	794,484
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.506	02/25/36	3,895,196	2,294,204
Series 2004-25, Class 1A1 (P)	0.586	02/25/35	3,603,479	2,641,163
Series 2004-25, Class 2A1 (P)	0.596	02/25/35	5,333,907	3,880,977

20

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates, Series 2010-16,
Class A3 (S)	4.250	06/25/50	2,450,000	$2,278,500
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A7	5.317	06/10/36	625,000	684,830
GS Mortgage Securities Corp.,
Series 2007, Class G10 (P)	5.808	08/10/45	4,675,000	3,813,764
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4 (P)	5.808	08/10/45	3,175,000	3,363,860
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1A2A (P)	0.586	09/19/35	2,846,575	1,762,235
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (S)	5.380	05/26/37	3,658,991	3,713,565
Series 2009-R9, Class 1A1 (S)	5.738	08/26/46	2,599,398	2,627,040
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	2,412,045	2,413,101
Series 2007-C1, Class A4	5.716	02/15/51	500,000	527,379
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,831,990	2,971,460
JPMorgan REREMIC,
Series 2009-12, Class 1A1 (S)	5.750	07/26/37	1,985,708	2,104,418
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4	5.372	09/15/39	526,000	572,250
Lehman XS Trust, Series 2007-4N, Class 3A2A	1.103	03/25/47	1,029,421	612,119
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A9, 2A1A (P)	3.428	12/25/35	726,433	725,568
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A (P)	0.376	12/12/49	4,425,000	4,293,427
Mortgage Trust, Series 2004-2, Class A1(P)	0.626	12/25/34	768,155	670,580
NCUA Guaranteed Notes, Sereis 2010-R1, Class 2A	1.840	10/07/20	2,000,000	1,999,819
OBP Depositor LLC Trust, Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,684,152
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P)(S)	0.416	01/26/46	3,634,186	3,518,202
Series 2010-4, Class 3A1 (P)(S)	0.406	04/26/35	2,236,256	2,176,651
Series 2010-4, Class 5A1 (P)(S)	0.416	02/26/37	3,485,034	3,288,503
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR6, Class 2A1 (P)	0.566	09/25/45	765,921	497,638
Washington Mutual, Inc.
Series 2004-13, Class A1 (P)	0.610	11/25/34	3,499,988	2,985,070
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,616,053	1,879,404
Series 2005-11, Class A1 (P)	0.576	08/25/45	619,070	520,075
Series 2005-AR13, Class A1A1 (P)	0.546	10/25/45	1,600,747	1,299,492
Series 2005-AR13, Class A1B2 (P)	0.686	10/25/45	2,954,497	1,858,760
Series 2005-AR17, Class A1A2 (P)	0.546	12/25/45	3,007,368	2,241,481
Series 2005-AR19, Class A1A1 (P)	0.526	12/25/45	1,970,767	1,639,694
Series 2005-AR6, Class 2A1A (P)	0.486	04/25/45	3,523,454	2,864,596
Series 2005-AR8, Class 1A (P)	0.526	07/25/45	2,229,913	1,810,491
Series 2005-AR9, Class A1A (P)	0.576	07/25/45	2,992,858	2,487,873
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.876	07/25/35	2,525,193	2,379,929
Series 2005-AR4, Class 2A2 (P)	2.954	04/25/35	3,225,414	3,096,852
Series 2005-AR9, Class 3A1 (P)	2.887	05/25/35	1,239,860	1,181,184

21

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Asset Backed Securities 2.69%				$24,077,260
(Cost $23,472,169)

Cabela's Master Credit Card Trust,
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,017,482
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.306	07/25/37	1,056,900	1,023,713
Series 2006-25, Class 2A1 (P)	0.326	06/25/47	413,429	404,790
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2004-FF11, Class 2A3 (P)	0.706	01/25/35	145,154	138,566
Home Equity Asset Trust,
Series 2006-3, Class 2A3 (P)	0.436	07/25/36	1,354,358	1,304,673
Home Equity Mortgage Trust,
Series 2006-1, Class A2	5.300	05/25/36	6,311,000	2,455,812
Indymac Index Mortgage Loan Trust,
Series 2005-16IP, Class A1 (P)	0.576	07/25/45	2,749,615	1,828,832
Morgan Stanley Asset Backed Securities Capital I,
Series 2007-HE1, Class A2A (P)	0.306	11/25/36	300,336	299,503
Novastar Home Equity Loan,
Series 2006-2, Class A2B (P)	0.366	06/25/36	1,307,187	1,301,648
SLC Student Loan Trust,
Series 2010-B, Class A1 (P)(S)	4.000	07/15/42	2,722,416	2,797,124
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.336	01/25/37	413,884	402,613
Series 2008-BC4, Class A3 (P)	0.506	11/25/37	6,234,554	6,002,504
TAL Advantage LLC,
Series 2010-2A, Class A (S)	4.300	10/20/25	3,100,000	3,100,000

			Shares	Value
Preferred Securities 0.32%				$2,884,669
(Cost $2,764,034)

Consumer Staples 0.02%				172,880

Food Products 0.02%
Archer-Daniels-Midland Company, 6.250%			4,000	172,880

Energy 0.10%				929,573

Oil, Gas & Consumable Fuels 0.10%
Apache Corp., Series D, 6.000%			13,740	799,668
El Paso Corp., 4.990%			110	129,905

Financials 0.18%				1,590,755

Commercial Banks 0.11%
Wells Fargo & Company, Series L, 7.500%			950	950,000

Insurance 0.07%
Hartford Financial Services Group, Inc., 7.250%			26,100	640,755

Materials 0.01%				113,925

Metals & Mining 0.01%
AngloGold Ashanti Holdings Finance PLC, 6.000%			2,100	113,925

22

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

			Shares	Value
Utilities 0.01%				77,536

Independent Power Producers & Energy Traders 0.01%
AES Trust III, 6.750%			1,600	77,536

Options Purchased 0.01%				$72,703
(Cost $1,090,000)

Call Options 0.01%				72,703
Over the Counter Purchase Call on the USD vs EUR (Expiration Date:
01/16/2011; Strike Price: 1.21) (Counterparty: Barclays Capital, Inc.) (I)			27,250,000	58,996
Over the Counter Purchase Call on the USD vs EUR (Expiration Date:
11/16/2010; Strike Price: 1.18) (Counterparty: Barclays Capital, Inc.) (I)			27,250,000	13,707

Short-Term Investments 15.98%				$142,751,687
(Cost $142,751,687)

Repurchase Agreement 0.01%				55,184
Repurchase Agreement with State Street Corp., dated 10/29/2010 at 0.010% to be repurchased at $55,184 on 11/01/2010, collateralized by $55,000 United States
Treasury Note, 2.500% due 04/30/2015 (valued at $55,184)			55,184	55,184

		Maturity	Par value
	Yield	date		Value
Short-Term Securities 15.97%				$142,696,503
State Street Institutional Liquid Reserves Fund	0.2187% (Y)	09/19/34	142,696,503	142,696,503

Total investments (Cost $942,088,936)† 108.40%				$968,490,920

Other assets and liabilities, net (8.40%)				($75,015,073)

Total net assets 100.00%				$893,475,847

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forints
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zlotych
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

23

Multi Sector Bond Fund
As of 10-31-10 (Unaudited)

Notes to Portfolio of Investments

PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.
(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $123,691,495 or 13.8% of the Fund's net assets as of 10-31-10.
(T)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-10.
†	At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $943,215,540.
Net unrealized appreciation aggregated $25,275,380, of which $28,824,645 related to appreciated investment securities and $3,549,265 related to depreciated investment securities.

24

Notes to the Schedule of Investments (Unaudited)

Security valuation.

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Market	Quoted	Observable	Unobservable
	Value at 10-31-10	Price	Inputs	Inputs
Corporate Bonds	$341,595,940	—	$341,555,477	$40,463
U.S. Government & Agency Obligations	74,618,030	—	74,618,030	—
Foreign Government Obligations	69,047,545	—	67,648,484	1,399,061
Convertible Bonds	17,936,246	—	17,936,246	—
Structured Notes	17,324,676	—	1,111,936	16,212,740
Term Loans	172,524,168	—	172,524,168	—
Capital Preferred Securities	4,910,384	—	4,910,384	—
Collateralized Mortgage Obligations	100,747,612	—	98,469,112	2,278,500
Asset Backed Securities	24,077,260	—	24,077,260	—
Preferred Stocks	2,884,669	$2,754,764	129,905	—
Options Purchased	72,703	—	72,703	—
Short-Term Investments	142,751,687	142,696,503	55,184	—
Total Investments in Securities	$968,490,920	$145,451,267	$803,108,889	$19,930,764
Other Financial Instruments
Futures	($790,060)	($790,060)	—	—
Forward Foreign Currency Contracts	(16,557)	—	($16,557)	—
Interest Rate Swaps	(1,029,899)	—	(1,029,899)	—
Credit Default Swaps	(1,350,298)	—	(1,350,298)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Foreign		Collateralized
	Corporate	Government	Structured	Mortgage
	Bonds	Obligations	Notes	Obligations	Totals
Balance as of 7-31-10	—	$2,184,730	$20,210,649	$9,568	$22,404,947
Accrued discounts/premiums	$885	41,894	—	573	43,352
Realized gain (loss)	7,284	128,887	909,603	—	1,045,774
Change in unrealized appreciation (depreciation)	5,325	7,430	(190,758)	(995)	(178,998)
Net purchases (sales)	26,969	(828,809)	(4,716,754)	2,269,354	(3,249,240)
Net transfers in and/or out of Level 3	—	(135,071)	—	—	(135,071)
Balance as of 10-31-10	$40,463	$1,399,061	$16,212,740	$2,278,500	$19,930,764

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

25

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases

26

and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

During the three month period ended October 31, 2010, the Fund used futures contracts to manage duration of the portfolio and to manage against anticipated interest rate changes. The following table summarizes the contracts held at October 31, 2010. During the three month period ended October 31, 2010, the Fund held futures contracts with absolute values ranging from $97.1 million to $100.5 million, as measured at each quarter end.

	Number				Unrealized
	of		Expiration		Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. Treasury 5-Year
Note Futures	7	Short	Dec 2010	$851,047	($10,581)
U.S. Treasury 10-Year
Note Futures	607	Short	Dec 2010	76,652,719	(1,159,382)
U.S. Treasury 30-Year
Note Futures	150	Short	Dec 2010	19,640,625	379,903
				$97,144,391	($790,060)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three month period ended October 31, 2010, the Fund used forward foreign currency contracts to gain exposure to foreign currency and to manage against anticipated currency exchange rates. The following table summarizes the contracts held at October 31, 2010. During the three month period ended October 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $2.5 million to $51.7 million, as measured at each quarter end.

27

		Notional Principal
		Amount Covered			Unrealized
	Principal Amount	by Contract			Appreciation
Currency	Covered by Contract	(USD)	Counterparty	Settlement Date	(Depreciation)

Buys
Brazilian Real	16,347,200	$9,760,939	Citibank N.A.	11/03/2010	($146,636)
Indian Rupee	12,596,330	283,000	Citibank N.A.	12/27/2010	(2,528)
Philippine Peso	6,126,450	141,000	Citibank N.A.	01/24/2011	637
Thailand Baht	105,203,250	3,525,000	Citibank N.A.	01/19/2011	(21,769)
Chinese Yuan Renminbi	70,420,000	10,782,192	Citibank N.A.	08/09/2011	(44,884)
Chinese Yuan Renminbi	1,818,000	272,482	Citibank N.A.	05/20/2011	3,199
Chinese Yuan Renminbi	3,353,425	500,000	Citibank N.A.	11/23/2010	2,903
		$25,264,613			($209,078)

Sells
Brazilian Real	6,575,000	$3,853,367	Citibank N.A.	12/02/2010	$8,480
Brazilian Real	16,347,200	9,670,939	Citibank N.A.	11/03/2010	56,636
Colombian Peso	1,290,602,500	710,000	Citibank N.A.	11/26/2010	8,406
Euro	449,000	627,199	Citibank N.A.	11/24/2010	2,446
Euro	228,000	313,967	Citibank N.A.	11/30/2010	(3,257)
Japanese Yen	20,174,000	245,280	Citibank N.A.	11/24/2010	(5,468)
Japanese Yen	100,591,000	1,231,435	Citibank N.A.	11/30/2010	(18,896)
Chinese Yuan Renminbi	3,353,425	496,146	Citibank N.A.	11/23/2010	(6,757)
Chinese Yuan Renminbi	1,818,000	270,939	Citibank N.A.	05/20/2011	(4,742)
Chinese Yuan Renminbi	58,005,000	9,000,000	Citibank N.A.	08/09/2011	155,673
		$26,419,272			$192,521

Swaps. The Fund may enter into interest rate and credit default swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the three month period ended October 31, 2010, the Fund used interest rate swaps to manage duration of the portfolio and to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of October 31, 2010. During the three month period ended October 31, 2010, the Fund invested in interest rate swaps with total notional values as represented below.

28

Payments
	Notional	Payments Made	Received by			Unrealized
Counterparty	Amount	by Fund	Fund	Effective Date	Maturity Date	Depreciation
3-month LIBOR
Citibank	$10,160,000	3.5825%	(a)	12-9-2009	12-9-2019	($1,029,899)

(a) At October 31, 2010, the 3-month LIBOR rate was 0.28594%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The Fund used CDS as a Seller of protection during the three month period ended October 31, 2010 to take a long exposure to the reference credit index. The following table summarizes the credit default swap contracts the Fund held as of October 31, 2010 where the Fund acted as a Seller of protection. During the three month period ended October 31, 2010, the Fund acted as Seller on credit default swap contracts with total notional values as represented below.

						Unamortized	Unrealized
	Reference	Notional		(Pay)/Received	Maturity	Upfront	Appreciation
Counterparty	Obligation	Amount	Currency	Fixed Rate	Date	Payment	(Depreciation)	Market Value

Citibank	CMBX NA AAA 4	4,000,000	USD	0.35%	Feb 2051	($816,187)	$541,459	($274,728)
Citibank	CMBX NA AM 4S	5,000,000	USD	0.50%	Feb 2051	(1,158,261)	389,997	(768,264)
Citibank	CMBX NA AM 4	2,000,000	USD	0.50%	Feb 2051	(530,486)	223,180	(307,306)
Total		11,000,000	USD			($2,504,934)	$1,154,636	($1,350,298)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives Fair	Derivatives Fair
Risk	Location	Value	Value
Interest rate	Futures/Interest
contracts	rate swaps	$379,903	($2,199,862)
Credit contracts	Credit default
	swaps	—	(1,350,298)
Foreign exchange	Foreign forward
contracts	currency
	contracts/Options
	Purchased	311,083	(254,937)
Total		$690,986	($3,805,097)

29

John Hancock Global High Yield Fund

Quarterly Portfolio Holdings

10.31.2010

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 60.45%				$186,259,407
(Cost $176,719,251)

Argentina 0.17%				535,576
Empresa Distribuidora y Comercializadora Norte SA (S)	9.750	10/25/22	214,000	222,636
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	284,000	312,940

Australia 0.28%				845,625
FMG Resources Pty, Ltd. (S)	7.000	11/01/15	825,000	845,625

Barbados 0.09%				265,736
Columbus International, Inc.	11.500	11/20/14	237,000	265,736

Bermuda 1.37%				4,206,394
China Oriental Group Company, Ltd. (S)	8.000	08/18/15	459,000	483,671
Digicel Group, Ltd. (S)	9.125	01/15/15	171,000	173,779
Digicel Group, Ltd.	10.500	04/15/18	342,000	376,628
Intelsat Jackson Holdings SA	11.250	06/15/16	1,200,000	1,306,500
Intelsat Jackson Holdings SA (S)	8.500	11/01/19	300,000	327,750
Petroplus Finance, Ltd. (S)	9.375	09/15/19	1,000,000	960,000
Qtel International Finance, Ltd. (S)	4.750	02/16/21	205,000	204,808
Qtel International Finance, Ltd. (S)	5.000	10/19/25	202,000	195,121
Qtel International Finance, Ltd.	7.875	06/10/19	145,000	178,137

Brazil 0.42%				1,307,264
Banco Bradesco SA (S)	5.900	01/16/21	99,000	101,351
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	115,000	120,463
BM&FBovespa SA (S)	5.500	07/16/20	475,000	508,429
BR Properties SA (S)	9.000	10/07/15	255,000	259,046
Telemar Norte Leste SA (S)	5.500	10/23/20	316,000	317,975

Canada 1.51%				4,650,812
Cascades, Inc.	7.750	12/15/17	700,000	748,125
Cascades, Inc.	7.875	01/15/20	75,000	80,531
CHC Helicopter SA (S)	9.250	10/15/20	625,000	653,125
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	250,000	253,750
Millar Western Forest Products, Ltd.	7.750	11/15/13	330,000	301,950
Nova Chemicals Corp.	8.375	11/01/16	1,000,000	1,092,500
Sino-Forest Corp. (S)	6.250	10/21/17	140,000	141,175
Videotron Ltee	9.125	04/15/18	1,225,000	1,379,656

Cayman Islands 0.52%				1,615,549
Central China Real Estate, Ltd. (S)	12.250	10/20/15	153,000	160,597
DP World Sukuk, Ltd.	6.250	07/02/17	230,000	221,375
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	102,000	109,140
Minerva Overseas, Ltd. (S)	10.875	11/15/19	119,000	127,181
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	120,000	127,200
Pemex Finance, Ltd.	9.150	11/15/18	520,000	625,686
Vale Overseas, Ltd.	4.625	09/15/20	236,000	244,370

Chile 0.26%				809,205
Celulosa Arauco y Constitucion SA (S)	5.000	01/21/21	161,000	166,033
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	289,977
Corporacion Nacional del Cobre de Chile	7.500	01/15/19	280,000	353,195

Dominican Republic 0.04%				124,889
Cap Cana SA (H)	10.000	04/30/16	109,778	54,889

1

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Dominican Republic (continued)
Cap Cana SA	10.000	04/30/16	100,000	$70,000

Germany 0.18%				549,938
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH (S)	8.125	12/01/17	525,000	549,938

India 0.07%				227,019
Axis Bank, Ltd. (S)	4.750	05/02/16	227,000	227,019

Indonesia 0.06%				198,233
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	190,000	198,233

Ireland 0.42%				1,284,327
Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.875	09/25/17	317,000	320,202
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	800,000	848,000
MTS International Funding, Ltd. (S)	8.625	06/22/20	100,000	116,125

Kazakstan 0.12%				355,003
BTA Bank JSC (I) (S)	Zero	07/01/20	860,400	60,228
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (S)	10.750	07/01/18	262,606	294,775

Luxembourg 0.60%				1,835,464
ALROSA Finance SA (S)	7.750	11/03/20	222,000	222,000
CSN Resources SA (S)	6.500	07/21/20	188,000	203,275
MHP SA	10.250	04/29/15	102,000	105,570
Orascom Telecom Finance	7.875	02/08/14	101,000	97,970
Severstal OAO Via Steel Capital SA (S)	6.700	10/25/17	403,000	400,566
Wind Acquisition Finance SA (S)	11.750	07/15/17	400,000	456,000
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	301,796	350,083

Malaysia 1.36%				4,201,116
Petronas Capital, Ltd.	7.875	05/22/22	3,121,000	4,201,116

Marshall Islands 0.22%				667,875
General Maritime Corp.	12.000	11/15/17	650,000	667,875

Mexico 0.15%				455,034
Axtel SAB de CV (S)	7.625	02/01/17	38,000	34,913
Axtel SAB de CV	9.000	09/22/19	187,000	172,741
Desarrolladora Homex SAB de CV	7.500	09/28/15	80,000	83,400
Hipotecaria Su Casita SA de CV (S)	8.500	10/04/16	14,000	5,799
Hipotecaria Su Casita SA de CV	8.500	10/04/16	5,000	2,071
Urbi Desarrollos Urbanos SAB De CV	9.500	01/21/20	134,000	156,110

Netherlands 0.79%				2,438,478
Indo Integrated Energy II BV	9.750	11/05/16	102,000	115,515
Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	153,850
KazMunayGas Finance Sub BV (S)	7.000	05/05/20	325,000	345,475
KazMunayGas Finance Sub BV	7.000	05/05/20	250,000	265,750
Myriad International Holding BV (S)	6.375	07/28/17	304,000	319,656
NXP BV/NXP Funding LLC (S)	9.750	08/01/18	850,000	927,563
Zhaikmunai Finance BV (S)	10.500	10/19/15	315,000	310,669

Peru 0.09%				276,075
Banco de Credito del Peru (S)	5.375	09/16/20	270,000	276,075

2

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Singapore 0.11%				$345,713
STATS ChipPAC, Ltd. (S)	7.500	08/12/15	315,000	345,713

Spain 0.15%				470,663
Cemex Espana Luxembourg (S)	9.250	05/12/20	201,000	193,463
Cemex Espana Luxembourg	9.250	05/12/20	288,000	277,200

Tunisia 0.29%				905,849
Banque Centrale de Tunisie (EUR)(D)	6.250	02/20/13	115,000	172,061
Banque Centrale de Tunisie	7.375	04/25/12	680,000	733,788

Turkey 0.09%				279,125
Akbank TAS (S)	5.125	07/22/15	275,000	279,125

United Arab Emirates 0.12%				376,395
DP World, Ltd.	6.850	07/02/37	400,000	376,395

United Kingdom 0.84%				2,580,618
Ineos Group Holdings PLC (S)	8.500	02/15/16	545,000	495,950
Vedanta Resources PLC (S)	9.500	07/18/18	374,000	404,855
Virgin Media Finance PLC	8.375	10/15/19	825,000	919,875
Virgin Media Finance PLC	9.125	08/15/16	525,000	561,094
Virgin Media Finance PLC	9.500	08/15/16	175,000	198,844

United States 48.80%				150,352,886
AES Corp.	8.000	06/01/20	100,000	112,250
Alere, Inc.	7.875	02/01/16	725,000	759,438
Alere, Inc.	9.000	05/15/16	350,000	373,625
Allison Transmission, Inc. (S)	11.000	11/01/15	325,000	352,625
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	225,000	243,844
Ally Financial, Inc. (S)	7.500	09/15/20	275,000	297,000
Ally Financial, Inc.	8.000	11/01/31	575,000	628,188
AMC Entertainment, Inc.	8.000	03/01/14	950,000	959,500
AMC Entertainment, Inc.	8.750	06/01/19	675,000	723,094
American Achievement Corp. (S)	10.875	04/15/16	325,000	333,938
American Casino & Entertainment Properties LLC	11.000	06/15/14	65,000	63,700
American Renal Holdings (S)	8.375	05/15/18	325,000	344,500
American Residential Services LLC (S)	12.000	04/15/15	400,000	422,000
American Tire Distributors, Inc. (S)	9.750	06/01/17	675,000	720,563
Ameristar Casinos, Inc.	9.250	06/01/14	575,000	622,438
AMGH Merger Sub, Inc. (S)	9.250	11/01/18	825,000	853,875
ARAMARK Corp.	8.500	02/01/15	1,400,000	1,470,000
Arch Coal, Inc.	7.250	10/01/20	225,000	246,375
Arch Coal, Inc.	8.750	08/01/16	325,000	364,813
Arch Western Finance LLC	6.750	07/01/13	237,000	239,370
Associated Materials, Inc. (S)	9.125	11/01/17	100,000	105,000
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	535,500
Atlas Pipeline Partners LP	8.750	06/15/18	775,000	809,875
B&G Foods, Inc.	7.625	01/15/18	250,000	266,250
Basic Energy Services, Inc.	7.125	04/15/16	600,000	570,000
Belo Corp.	8.000	11/15/16	1,375,000	1,515,938
Boise Paper Holdings LLC	8.000	04/01/20	350,000	378,000
Bon-Ton Department Stores, Inc.	10.250	03/15/14	115,000	117,300
Boyd Gaming Corp. (S)	9.125	12/01/18	325,000	325,406
Bristow Group, Inc.	6.125	06/15/13	775,000	782,750
Bumi Resources Tbk PT	11.257	08/07/13	601,000	608,813
BWAY Holding Company (S)	10.000	06/15/18	350,000	381,500

3

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)
Cablevision Systems Corp.	8.625	09/15/17	850,000	$959,438
Calpine Corp. (S)	7.500	02/15/21	725,000	742,219
Calpine Corp. (S)	7.875	07/31/20	850,000	890,375
Case New Holland, Inc. (S)	7.875	12/01/17	725,000	810,188
CB Richard Ellis Services, Inc.	11.625	06/15/17	575,000	669,875
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.875	04/30/18	150,000	159,375
Central Garden and Pet Company	8.250	03/01/18	350,000	367,500
Cenveo Corp.	7.875	12/01/13	975,000	953,063
Cenveo Corp.	8.875	02/01/18	725,000	728,625
Cequel Communications Holdings I LLC/Cequel Capital
Corp. (S)	8.625	11/15/17	775,000	829,250
Cincinnati Bell, Inc.	8.250	10/15/17	675,000	685,125
Cinemark USA, Inc.	8.625	06/15/19	700,000	755,125
Citizens Communications Company	9.000	08/15/31	1,700,000	1,895,500
Claire's Stores, Inc.	9.250	06/01/15	200,000	187,500
Claire's Stores, Inc., PIK	9.625	06/01/15	720,392	691,576
Clean Harbors, Inc.	7.625	08/15/16	675,000	712,969
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	100,000	108,750
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	675,000	742,500
Community Health Systems, Inc.	8.875	07/15/15	1,550,000	1,658,500
Complete Production Services, Inc.	8.000	12/15/16	750,000	789,375
Consol Energy, Inc. (S)	8.000	04/01/17	475,000	520,125
Consol Energy, Inc. (S)	8.250	04/01/20	275,000	306,625
Constellation Brands, Inc.	7.250	09/01/16	1,625,000	1,787,500
Copano Energy LLC/Copano Energy Finance Corp.	8.125	03/01/16	100,000	103,250
Corrections Corp. of America	7.750	06/01/17	1,425,000	1,549,688
Cott Beverages USA, Inc.	8.125	09/01/18	750,000	811,875
Cott Beverages, Inc.	8.375	11/15/17	675,000	732,375
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	325,000	351,000
Crown Castle International Corp.	7.125	11/01/19	225,000	247,500
Crown Castle International Corp.	9.000	01/15/15	950,000	1,061,625
CSC Holdings LLC	8.500	04/15/14	870,000	970,050
DaVita, Inc.	6.625	11/01/20	850,000	874,438
Dean Foods Company	6.900	10/15/17	700,000	672,000
Dean Foods Company	7.000	06/01/16	125,000	125,000
Del Monte Corp.	7.500	10/15/19	650,000	713,375
DineEquity, Inc. (S)	9.500	10/30/18	475,000	505,875
DISH DBS Corp.	7.875	09/01/19	1,550,000	1,699,188
Dole Food Company, Inc. (S)	8.000	10/01/16	1,275,000	1,354,688
Dole Food Company, Inc.	8.750	07/15/13	50,000	53,875
Drummond Company, Inc.	7.375	02/15/16	700,000	721,000
Dynegy Holdings, Inc.	7.750	06/01/19	1,900,000	1,296,750
E*Trade Financial Corp., PIK	12.500	11/30/17	600,000	694,500
Edison Mission Energy	7.000	05/15/17	875,000	645,313
Edison Mission Energy	7.750	06/15/16	850,000	684,250
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	825,000	829,125
El Paso Corp.	7.000	06/15/17	600,000	654,092
El Paso Corp.	7.250	06/01/18	750,000	832,261
El Paso Corp.	7.800	08/01/31	100,000	107,036
Elizabeth Arden, Inc.	7.750	01/15/14	650,000	658,938
Encore Acquisition Company	9.500	05/01/16	650,000	732,875
Express LLC/Express Finance Corp.	8.750	03/01/18	325,000	346,125

4

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)
FGI Holding Company, Inc., PIK (S)	11.250	10/01/15	205,679	$205,679
Fidelity National Information Services, Inc. (S)	7.625	07/15/17	225,000	243,563
Ford Motor Credit Company LLC	8.700	10/01/14	2,400,000	2,761,582
Forest Oil Corp.	7.250	06/15/19	675,000	709,594
Fox Acquisition Sub LLC (S)	13.375	07/15/16	350,000	378,438
Freedom Group, Inc. (S)	10.250	08/01/15	250,000	266,875
GCI, Inc.	8.625	11/15/19	400,000	440,000
GenOn Escrow Corp. (S)	9.500	10/15/18	625,000	609,375
GenOn Escrow Corp. (S)	9.875	10/15/20	700,000	682,500
GEO Group, Inc.	7.750	10/15/17	670,000	731,138
Goodman Global Group, Inc.	Zero	12/15/14	600,000	386,250
Goodyear Tire & Rubber Company	8.250	08/15/20	325,000	346,125
Graphic Packaging International, Inc.	9.500	06/15/17	1,325,000	1,460,813
Greif, Inc.	6.750	02/01/17	675,000	703,688
GXS Worldwide, Inc.	9.750	06/15/15	700,000	722,750
Harrah's Operating Company, Inc.	5.375	12/15/13	425,000	386,750
HCA, Inc.	6.750	07/15/13	1,050,000	1,092,000
HCA, Inc.	9.250	11/15/16	1,400,000	1,515,500
Healthsouth Corp.	8.125	02/15/20	825,000	891,000
Hercules Offshore, Inc. (S)	10.500	10/15/17	910,000	705,250
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	650,000
Hughes Network Systems LLC	9.500	04/15/14	650,000	677,625
IASIS Healthcare LLC	8.750	06/15/14	725,000	742,219
Inergy LP	8.750	03/01/15	25,000	27,188
Inergy LP/Inergy Finance Corp.	8.250	03/01/16	750,000	787,500
Insight Communications Company, Inc. (S)	9.375	07/15/18	250,000	271,250
Interactive Data Corp. (S)	10.250	08/01/18	425,000	464,844
Iron Mountain, Inc.	7.750	01/15/15	670,000	675,025
Iron Mountain, Inc.	8.375	08/15/21	75,000	84,094
Isle of Capri Casinos, Inc.	7.000	03/01/14	675,000	639,563
ITC Deltacom, Inc.	10.500	04/01/16	800,000	862,000
Jarden Corp.	7.500	01/15/20	75,000	79,500
JC Penney Corp., Inc.	7.400	04/01/37	750,000	691,875
Koppers, Inc.	7.875	12/01/19	650,000	703,625
Lamar Media Corp.	7.875	04/15/18	75,000	80,063
Lamar Media Corp., Series D	6.625	08/15/15	825,000	844,594
Level 3 Financing, Inc.	9.250	11/01/14	100,000	98,000
Level 3 Financing, Inc.	10.000	02/01/18	1,475,000	1,412,313
Levi Strauss & Company	8.875	04/01/16	750,000	795,000
Libbey Glass, Inc. (S)	10.000	02/15/15	100,000	108,750
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,430,000
Linn Energy LLC/Linn Energy Finance Corp. (S)	7.750	02/01/21	825,000	851,813
Lyondell Chemical Company (S)	8.000	11/01/17	175,000	191,625
MacDermid, Inc. (S)	9.500	04/15/17	425,000	453,688
Manitowoc Company, Inc.	8.500	11/01/20	350,000	365,313
Mariner Energy, Inc.	8.000	05/15/17	725,000	801,125
MarkWest Energy Partners LP, Series B	6.875	11/01/14	400,000	410,000
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	625,000	685,938
Maxim Crane Works LP (S)	12.250	04/15/15	200,000	187,000
McClatchy Company	11.500	02/15/17	325,000	348,156
MetroPCS Wireless, Inc.	7.875	09/01/18	500,000	536,250
MGM Resorts International	6.750	09/01/12	800,000	789,000
MGM Resorts International	6.750	04/01/13	125,000	121,563

5

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)
MGM Resorts International (S)	9.000	03/15/20	600,000	$656,250
MGM Resorts International (S)	10.000	11/01/16	425,000	418,625
Michael Foods, Inc. (S)	9.750	07/15/18	275,000	299,750
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,350,563
Momentive Performance Materials, Inc. (S)	9.000	01/15/21	825,000	853,875
Multiplan, Inc. (S)	9.875	09/01/18	325,000	347,750
Nalco Company	8.875	11/15/13	750,000	765,000
NBTY, Inc. (S)	9.000	10/01/18	800,000	850,000
New Albertsons, Inc.	8.000	05/01/31	1,700,000	1,381,250
Newfield Exploration Company	6.875	02/01/20	700,000	747,250
NewMarket Corp.	7.125	12/15/16	400,000	408,000
NewPage Corp.	11.375	12/31/14	390,000	374,400
Nextel Communications, Inc., Series D	7.375	08/01/15	900,000	903,375
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	450,000	449,438
Nielsen Finance LLC/Nielsen Finance Company (S)	7.750	10/15/18	175,000	181,344
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
(S)	8.875	03/15/18	775,000	846,688
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	700,000	747,250
NRG Energy, Inc.	7.375	02/01/16	825,000	859,031
NRG Energy, Inc. (S)	8.250	09/01/20	525,000	556,500
NRG Energy, Inc.	8.500	06/15/19	1,075,000	1,150,250
Owens-Illinois, Inc.	7.800	05/15/18	1,350,000	1,458,000
Pemex Project Funding Master Trust	6.625	06/15/35	972,000	1,078,660
Penn National Gaming, Inc.	6.750	03/01/15	700,000	714,000
Penn Virginia Corp.	10.375	06/15/16	650,000	715,000
Penn Virginia Resource Partners LP/Penn Virginia Resource
Finance Corp.	8.250	04/15/18	350,000	368,375
PHH Corp. (S)	9.250	03/01/16	175,000	179,594
PHI, Inc. (S)	8.625	10/15/18	300,000	302,250
Pinafore LLC/Pinafore, Inc. (S)	9.000	10/01/18	800,000	856,000
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,400,750
Pinnacle Entertainment, Inc.	8.750	05/15/20	75,000	74,906
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
(S)	8.250	09/01/17	575,000	600,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
(S)	9.250	04/01/15	375,000	395,156
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	650,000	706,875
Pioneer Natural Resources Company	6.875	05/01/18	775,000	846,586
Plains Exploration & Production Company	7.625	06/01/18	300,000	320,250
Plains Exploration & Production Company	7.625	04/01/20	375,000	404,063
Provident Funding Associates (S)	10.250	04/15/17	400,000	416,000
Psychiatric Solutions, Inc.	7.750	07/15/15	400,000	416,000
Psychiatric Solutions, Inc., Series 1	7.750	07/15/15	225,000	234,000
Quicksilver Resources, Inc.	8.250	08/01/15	400,000	407,000
Quiksilver, Inc.	6.875	04/15/15	625,000	609,375
QVC, Inc. (S)	7.500	10/01/19	650,000	698,750
Qwest Corp.	7.125	11/15/43	1,975,000	1,960,188
Qwest Corp.	8.375	05/01/16	1,150,000	1,385,750
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	725,000	717,750
Radio One, Inc.	6.375	02/15/13	900,000	758,250
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	1,650,000	1,732,500
Regal Cinemas Corp.	8.625	07/15/19	775,000	827,313
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875	12/01/18	175,000	183,969
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	575,000	644,000

6

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	675,000	$715,500
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	775,000	792,438
Reynolds Group Issuer, Inc. (S)	9.000	04/15/19	200,000	207,750
Sabine Pass LNG LP	7.250	11/30/13	400,000	385,000
Sabine Pass LNG LP	7.500	11/30/16	600,000	554,250
SandRidge Energy, Inc. (S)	8.750	01/15/20	500,000	520,000
SandRidge Energy, Inc., PIK	8.625	04/01/15	1,175,000	1,201,438
SBA Telecommunications, Inc.	8.000	08/15/16	650,000	716,625
Seneca Gaming Corp.	7.250	05/01/12	650,000	633,750
Sensus USA, Inc.	8.625	12/15/13	250,000	253,750
Sinclair Television Group, Inc. (S)	8.375	10/15/18	475,000	494,000
Sinclair Television Group, Inc. (S)	9.250	11/01/17	300,000	330,000
Smithfield Foods, Inc. (S)	10.000	07/15/14	725,000	835,563
Sprint Capital Corp.	8.750	03/15/32	1,575,000	1,728,563
SPX Corp. (S)	6.875	09/01/17	400,000	436,000
SSI Investments II/SSI Company-Issuer LLC (S)	11.125	06/01/18	625,000	700,000
Stallion Oilfield Holdings, Ltd. (S)	10.500	02/15/15	235,000	246,750
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	500,000	515,000
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	250,000	256,875
Targa Resources Partners LP (S)	7.875	10/15/18	675,000	715,500
Tenet Healthcare Corp. (S)	8.000	08/01/20	825,000	838,406
The AES Corp.	9.750	04/15/16	1,250,000	1,453,125
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	538,125
The Neiman Marcus Group, Inc.	10.375	10/15/15	325,000	342,875
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	500,000	522,500
The ServiceMaster Company	7.450	08/15/27	425,000	327,250
The ServiceMaster Company, PIK (S)	10.750	07/15/15	425,000	455,813
Toys R Us Property Company LLC	10.750	07/15/17	950,000	1,085,375
Trans Union LLC/TransUnion Financing Corp. (S)	11.375	06/15/18	425,000	489,813
TransDigm, Inc.	7.750	07/15/14	650,000	667,875
Triumph Group, Inc.	8.625	07/15/18	575,000	632,500
TRW Automotive, Inc. (S)	8.875	12/01/17	450,000	499,500
United Rentals North America, Inc.	8.375	09/15/20	825,000	837,375
United Surgical Partners International, Inc., PIK	9.250	05/01/17	850,000	898,875
Univision Communications, Inc. (S)	7.875	11/01/20	750,000	787,500
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,575,000	1,659,656
Verso Paper Holdings LLC/Verson Paper, Inc., Series B	11.375	08/01/16	55,000	52,938
Viking Acquisition, Inc. (S)	9.250	11/01/18	425,000	435,625
Visant Corp. (S)	10.000	10/01/17	300,000	319,500
West Corp. (S)	8.625	10/01/18	125,000	129,688
Windstream Corp.	7.875	11/01/17	275,000	300,438
Windstream Corp. (S)	8.125	09/01/18	325,000	350,188
Windstream Corp.	8.625	08/01/16	550,000	584,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.875	11/01/17	675,000	734,063

Venezuela 1.28%				3,938,963
Petroleos de Venezuela SA	4.900	10/28/14	2,524,347	1,630,728
Petroleos de Venezuela SA	5.250	04/12/17	1,981,000	1,168,790
Petroleos de Venezuela SA	5.375	04/12/27	2,359,100	1,139,445

Virgin Islands 0.05%				159,583
Gerdau Trade, Inc. (S)	5.750	01/30/21	154,000	159,583

7

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Foreign Government Obligations 30.06%				$92,612,222
(Cost $84,937,151)

Argentina 1.62%				4,998,960
Republic of Argentina
Bond (P)	0.677	08/03/12	1,000,000	234,500
Bond (ARS) (D)	5.830	12/31/33	631,614	278,428
Bond	7.000	09/12/13	593,000	587,070
Bond	7.000	10/03/15	1,643,919	1,571,587
Bond	7.000	04/17/17	300,000	268,050
Bond (EUR) (D)	7.820	12/31/33	369,500	403,702
Bond	8.280	12/31/33	1,158,961	1,069,142
Bond	8.750	06/02/17	565,283	586,481

Brazil 1.45%				4,457,213
Federative Republic of Brazil
Bond	4.875	01/22/21	1,116,000	1,237,644
Bond	6.000	01/17/17	1,826,000	2,155,593
Bond	7.125	01/20/37	185,000	244,200
Bond	8.875	10/14/19	370,000	525,400
Note	5.875	01/15/19	248,000	294,376

Colombia 2.43%				7,472,808
Republic of Colombia
Bond	7.375	01/27/17	980,000	1,221,570
Bond	7.375	09/18/37	2,655,000	3,544,425
Bond (COP) (D)	9.850	06/28/27	133,000,000	108,073
Bond	11.750	02/25/20	145,000	232,725
Santa Fe de Bogota
Note (COP) (D)	9.750	07/26/28	3,028,000,000	2,366,015

Croatia 0.32%				980,593
Republic of Croatia
Bond (S)	6.625	07/14/20	536,000	606,642
Bond	6.750	11/05/19	327,000	373,951

El Salvador 0.56%				1,736,131
Republic of El Salvador
Bond (S)	7.375	12/01/19	995,000	1,143,006
Bond	8.250	04/10/32	500,000	593,125

Indonesia 1.57%				4,847,763
Republic of Indonesia
Bond	6.875	03/09/17	1,435,000	1,732,263
Bond	11.625	03/04/19	1,555,000	2,410,250
Bond	11.625	03/04/19	455,000	705,250

Iraq 1.26%				3,868,800
Republic of Iraq
Bond	5.800	01/15/28	4,160,000	3,868,800

Malaysia 0.78%				2,403,013
Government of Malaysia
Bond (MYR) (D)	3.741	02/27/15	3,430,000	1,115,883
Bond (MYR) (D)	3.835	08/12/15	3,940,000	1,287,130

8

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Mexico 3.76%				$11,588,750
Government of Mexico
Bond (MXN) (D)	4.000	06/13/19	3,348,177	314,806
Bond	5.950	03/19/19	944,000	1,119,112
Bond	6.625	03/03/15	1,311,000	1,547,636
Bond	6.750	09/27/34	110,000	135,850
Bond	7.500	04/08/33	3,166,000	4,210,780
Bond (MXN) (D)	8.000	12/17/15	18,100,000	1,628,531
Bond (MXN) (D)	8.000	06/11/20	6,680,000	618,555
Bond	8.000	09/24/22	1,428,000	2,013,480

Pakistan 0.10%				302,404
Islamic Republic of Pakistan
Bond	7.125	03/31/16	325,000	302,404

Panama 1.52%				4,687,265
Republic of Panama
Bond	5.200	01/30/20	3,415,000	3,876,025
Bond	7.250	03/15/15	268,000	324,280
Bond	8.875	09/30/27	172,000	256,710
Bond	9.375	04/01/29	150,000	230,250

Peru 0.98%				3,032,514
Republic of Peru
Bond	7.350	07/21/25	1,085,000	1,440,338
Bond	8.750	11/21/33	1,042,000	1,592,176

Philippines 2.42%				7,446,280
Republic of Philippines
Bond	4.000	01/15/21	252,000	252,592
Bond	6.375	01/15/32	215,000	248,863
Bond	7.750	01/14/31	3,850,000	5,082,000
Bond	9.375	01/18/17	1,385,000	1,862,825

Poland 1.18%				3,627,797
Republic of Poland
Bond	6.375	07/15/19	3,002,000	3,627,797

Qatar 0.57%				1,764,000
Government of Qatar
Bond (S)	5.250	01/20/20	1,600,000	1,764,000

Russia 2.96%				9,103,946
Government of Russia
Bond (S)	3.625	04/29/15	455,000	465,238
Bond (S)	5.000	04/29/20	500,000	520,500
Bond	7.500	03/31/30	6,765,769	8,118,208

South Africa 0.42%				1,301,225
Republic of South Africa
Bond	6.500	06/02/14	250,000	287,500
Bond	6.875	05/27/19	820,000	1,013,725

South Korea 0.24%				738,901
Republic of Korea
Bond	7.125	04/16/19	585,000	738,901

9

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Turkey 1.16%				$3,587,658
Republic of Turkey
Bond	7.000	09/26/16	103,000	124,115
Bond	7.000	06/05/20	132,000	163,680
Bond	7.250	03/15/15	1,130,000	1,341,875
Bond	7.250	03/05/38	599,000	756,238
Bond	7.500	11/07/19	950,000	1,201,750

Ukraine 1.56%				4,802,249
Republic of Ukraine
Bond (JPY) (D)	3.200	12/19/10	210,000,000	2,593,627
Bond	6.385	06/26/12	237,000	238,683
Bond	6.875	03/04/11	685,000	688,151
Bond (S)	6.875	09/23/15	657,000	661,928
Bond	7.650	06/11/13	600,000	619,860

Uruguay 1.16%				3,570,100
Republic of Uruguay
Bond	7.625	03/21/36	380,000	503,500
Bond	8.000	11/18/22	2,280,000	3,066,600

Venezuela 2.04%				6,293,852
Republic of Venezuela
Bond	5.750	02/26/16	85,000	60,563
Bond	7.000	12/01/18	75,000	50,250
Bond	7.650	04/21/25	265,000	161,120
Bond	8.250	10/13/24	610,000	394,975
Bond	8.500	10/08/14	1,461,000	1,230,893
Bond	9.000	05/07/23	1,788,000	1,227,462
Bond	9.250	05/07/28	2,685,000	1,780,155
Bond	12.750	08/23/22	718,000	612,454
Bond	13.625	08/15/18	810,000	775,980

Structured Notes (K) 1.75%				$5,386,425
(Cost $5,081,789)

Brazil 0.55%				1,695,976
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	800,000	435,606
Note (BRL) (D)	10.000	01/01/17	1,350,000	735,085
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	06/10/11	940,000	525,285

Germany 0.13%				411,000
Capex SA (Deutsche Bank AG)
Note (P) (S)	Zero	08/29/14	411,000	411,000

Indonesia 0.71%				2,180,430
Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	12.800	06/17/21	3,600,000,000	547,301
Note (IDR) (D)	11.500	09/18/19	2,000,000,000	284,308
Republic of Indonesia (HSBC Bank USA)
Bond (IDR) (D)	11.000	11/15/20	3,600,000,000	498,346

10

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Indonesia (continued)
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D)	9.500	06/17/15	5,073,000,000	$638,559
Note (IDR) (D)	12.800	06/11/21	1,362,000,000	211,916

Russia 0.36%				1,099,019
Government of Russia (Barclays Bank PLC)
Bond (RUB) (D)	11.200	12/17/14	13,500,000	511,821
Government of Russia (JPMorgan Chase & Company)
Bond (RUB) (D)	10.550	07/06/11	17,400,000	587,198

Convertible Bonds 1.26%				$3,886,001
(Cost $3,761,735)

Cayman Islands 0.03%				79,700
Transocean, Inc., Series A	1.625	12/15/37	80,000	79,700

France 0.03%				97,295
Cie Generale des Etablissements Michelin (EUR) (D)	Zero	01/01/17	61,254	97,295

Jersey, C.I. 0.25%				770,460
Aldar Funding, Ltd.	5.767	11/10/11	537,000	526,260
Shire PLC	2.750	05/09/14	240,000	244,200

Singapore 0.16%				490,714
Enercoal Resources Pte, Ltd.	5.000	11/25/16	500,000	490,714

United States 0.79%				2,447,832
Alcatel-Lucent USA, Inc.	2.875	06/15/25	170,000	158,525
Amgen, Inc.	0.125	02/01/11	65,000	64,756
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	166,000	143,175
ArvinMeritor, Inc.	4.625	03/01/26	52,000	58,370
Beckman Coulter, Inc.	2.500	12/15/36	65,000	68,413
Comtech Telecommunications Corp.	3.000	05/01/29	84,000	91,875
Digital River, Inc. (S)	2.000	11/01/30	26,000	26,166
EarthLink, Inc.	3.250	11/15/26	105,000	121,524
Gilead Sciences, Inc.	0.500	05/01/11	235,000	252,038
Gilead Sciences, Inc. (S)	1.000	05/01/14	19,000	20,520
Great Atlantic & Pacific Tea Company	5.125	06/15/11	32,000	22,960
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	75,000	70,688
Hutchinson Technology, Inc.	3.250	01/15/26	57,000	43,605
Level 3 Communications, Inc.	6.500	10/01/16	25,000	26,656
Life Technologies Corp.	3.250	06/15/25	237,000	272,550
Micron Technology, Inc.	1.875	06/01/14	35,000	33,513
Newpark Resources, Inc.	4.000	10/01/17	80,000	73,900
ON Semiconductor Corp.	1.875	12/15/25	27,000	33,919
ON Semiconductor Corp.	2.625	12/15/26	33,000	34,485
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012)	Zero	04/15/24	105,000	105,525
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	142,000	141,823
PDL BioPharma, Inc.	2.000	02/15/12	87,000	83,846
Quicksilver Resources, Inc.	1.875	11/01/24	2,000	2,218
SanDisk Corp.	1.500	08/15/17	85,000	82,663
Smithfield Foods, Inc.	4.000	06/30/13	62,000	66,418
Tyson Foods, Inc.	3.250	10/15/13	130,000	152,425
Xilinx, Inc.	3.125	03/15/37	197,000	195,276

11

Global High Yield Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Capital Preferred Securities 0.45%				$1,385,159
(Cost $1,330,272)

United States 0.45%				1,385,159
Xerox Capital Trust I	8.000	02/01/27	1,350,000	1,385,159

Term Loans (M) 0.98%				$3,011,844
(Cost $3,020,731)

United States 0.98%				3,011,844
American General Finance Corp.	7.250	04/21/15	325,000	327,793
Harrah's Operating Company, Inc.	3.288	01/28/15	825,000	728,058
Ocwen Financial Corp.	9.000	07/28/15	278,750	277,356
Texas Competitive Electric Holdings Company LLC	3.923	10/10/14	2,142,143	1,678,637

			Shares	Value
Preferred Securities 0.19%				$591,336
(Cost $558,046)

South Africa 0.01%				18,988
AngloGold Ashanti Holdings Finance PLC, 6.000%			350	18,988

United States 0.18%				572,348
AES Trust III, 6.750%			200	9,692
Apache Corp., Series D, 6.000%			2,300	133,860
Archer-Daniels-Midland Company, 6.250%			1,900	82,118
El Paso Corp., 4.990%			77	90,933
Hartford Financial Services Group, Inc., 7.250%			3,900	95,745
Wells Fargo & Company, 7.500%			160	160,000

Short-Term Investments 4.86%				$14,990,028
(Cost $14,990,028)

		Yield	Shares	Value
United States 4.86%				14,990,028
State Street Institutional Liquid Reserves Fund		0.2187% (Y)	14,990,028	14,990,028

Total investments (Cost $290,399,003)† 100.00%				$308,122,422

Other assets and liabilities, net 0.00%				($10,368)

Total net assets 100.00%				$308,112,054

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

12

Global High Yield Fund
As of 10-31-10 (Unaudited)

Currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble

Notes to Portfolio of Investments

PIK	Payment-in-kind
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.
(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,776,463 or 18.8% of the Fund’s net assets as of 10-31-10
(Y)	The rate shown is the annualized seven-day yield as of 10-31-10.
†	At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $291,187,437.
Net unrealized appreciation aggregated $16,934,985, of which $18,418,362 related to appreciated investment securities and $1,483,377 related to depreciated investment securities.

The Fund had the following sector composition as of 10-31-10 (as a percentage of total net assets):

Foreign Government	31%
Consumer Discretionary	14%
Energy	13%
Telecommunication Services	7%
Financials	6%
Health Care	5%
Materials	5%
Industrials	5%
Consumer Staples	4%
Utilities	4%
Information Technology	1%
Short-Term Investments & Other	5%

13

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 10-31-10	Quoted Price	Inputs	Inputs
Corporate Bonds	$186,259,407	—	$185,590,366	$669,041
Foreign Government Obligations	92,612,222	—	88,949,453	3,662,769
Structured Notes	5,386,425	—	498,346	4,888,079
Convertible Bonds	3,886,001	—	3,886,001	—
Capital Preferred Securities	1,385,159	—	1,385,159	—
Term Loans	3,011,844	—	3,011,844	—
Preferred Securities	591,336	$500,403	90,933	—
Short-Term Investments	14,990,028	14,990,028	—	—
Total Investments in Securities	$308,122,422	$15,490,431	$283,412,102	$9,219,889
Forward Foreign Currency Contracts	($901)	—	($901)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Foreign
	Corporate	Government	Structured
	Bonds	Obligations	Notes	Totals
Balance as of 7-31-10	—	$3,827,669	$8,542,379	$12,370,048
Accrued discounts/premiums	$378	91,868	—	92,246
Realized gain (loss)	10,624	72,318	629,381	712,323
Change in unrealized appreciation (depreciation)	25,298	261,558	(332,497)	(45,641)
Net purchases (sales)	632,741	(590,644)	(3,951,184)	(3,909,087)
Net transfers in and/or out of Level 3	—	—	—	—
Balance as of 10-31-10	$669,041	$3,662,769	$4,888,079	$9,219,889

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-

14

counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three month period ended October 31, 2010, the Fund used forward foreign currency contracts to gain exposure to foreign currency and to manage against anticipated currency exchange rates. The following table summarizes the contracts held at October 31, 2010. During the three month period ended

15

October 31, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $5.0 million to $15.4 million, as measured at each quarter end.

		Notional Principal
		Amount Covered			Unrealized
	Principal Amount	by Contract			Appreciation
Currency	Covered by Contract	(USD)	Counterparty	Settlement Date	(Depreciation)

Buys
Brazilian Real	3,551,100	$2,090,727	Citibank N.A.	11/3/2010	($2,213)
Chinese Yuan Renminbi	6,840,987	1,020,000	Citibank N.A.	11/23/2010	5,921
Chinese Yuan Renminbi	3,708,000	555,755	Citibank N.A.	5/20/2011	6,524
Chinese Yuan Renminbi	7,545,000	1,129,237	Citibank N.A.	8/09/2011	21,189
		$4,795,719			$31,421

Sells
Brazilian Real	3,551,100	$2,100,000	Citibank N.A.	11/3/2010	$11,486
Brazilian Real	2,984,000	1,748,813	Citibank N.A.	12/2/2010	3,849
Colombian Peso	3,435,547,500	1,890,000	Citibank N.A.	11/26/2010	22,378
Chinese Yuan Renminbi	6,840,987	1,012,164	Citibank N.A.	11/23/2010	(13,758)
Chinese Yuan Renminbi	3,708,000	552,608	Citibank N.A.	5/20/2011	(9,672)
Euro	68,000	94,988	Citibank N.A.	11/24/2010	370
Euro	415,000	571,476	Citibank N.A.	11/30/2010	(5,927)
Japanese Yen	5,043,500	61,320	Citibank N.A.	11/24/2010	(1,367)
Japanese Yen	211,240,000	2,586,000	Citibank N.A.	11/30/2010	(39,681)
		$10,617,369			($32,322)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives Fair	Derivatives Fair
Risk	Location	Value	Value
Foreign exchange	Foreign forward
contracts	currency contracts	$71,717	($72,618)
Total		$71,717	($72,618)

16

John Hancock Currency Strategies Fund

Quarterly Portfolio Holdings

10.31.2010

Currency Strategies Fund
As of 10-31-10 (Unaudited)

Short-Term Investments 100.80%				$659,028,064
(Cost $659,028,064)
	Yield%*		Shares	Value
Short-Term Securities 100.80%				659,028,064
State Street Institutional Liquid Reserves Fund	0.2187 (Y)		7,153,736	7,153,736

		Maturity	Par value
	Yield%*	date		Value

U.S. Treasury Bill	0.1478	11-12-10	$98,000,000	97,990,983
U.S. Treasury Bill	0.2139	11-18-10	4,000,000	3,999,740
U.S. Treasury Bill	0.2275	12-30-10	457,000,000	456,887,654
U.S. Treasury Bill	0.3444	11-12-10	93,000,000	92,995,951

Total investments (Cost $659,028,064)† 100.80%				$659,028,064

Other assets and liabilities, net (0.80%)				($5,223,498)

Total net assets 100.00%				$653,804,566

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(Y)	The rate shown is the annualized seven-day yield as of 10-31-10.

†	At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $659,028,064.
There was no unrealized appreciation or depreciation on investment securities as of 10-31-10.

1

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 10-31-10	Quoted Price	Inputs	Inputs

Short-Term Investments	$659,028,064	$7,153,736	$651,874,328	—
Total Investments in Securities	$659,028,064	$7,153,736	$651,874,328	—
Forward Foreign Currency Contracts	($5,185,704)	—	($5,185,704)	—

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three month period ended October 31, 2010, the Fund used forward foreign currency contracts to gain exposure to selected foreign markets. The following table summarizes the contracts held at October 31, 2010. During the three month period ended October 31, 2010, the Fund held forward foreign

2

currency contracts with USD notional absolute values ranging up to $2,613.4 million, as measured at each quarter end.

		Notional Principal			Unrealized
	Principal Amount	Amount Covered		Settlement	Appreciation
Currency	Covered by Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Buys
Australian Dollar	26,548,758	$24,980,146	Barclays Bank PLC Wholesale	12/15/2010	$891,028
Australian Dollar	26,548,758	24,982,183	J. Aron and Company	12/15/2010	888,991
Australian Dollar	26,548,758	24,994,206	Morgan Stanley Capital Services Inc.	12/15/2010	876,968
Canadian Dollar	11,227,632	11,002,707	Barclays Bank PLC Wholesale	12/15/2010	(5,055)
Canadian Dollar	11,227,632	11,006,886	J. Aron and Company	12/15/2010	(9,234)
Canadian Dollar	11,227,632	11,014,328	Morgan Stanley Capital Services, Inc.	12/15/2010	(16,676)
Euro Currency	45,742,173	62,303,612	Barclays Bank PLC Wholesale	12/15/2010	1,325,767
Euro Currency	45,742,173	62,318,926	J. Aron and Company	12/15/2010	1,310,452
Euro Currency	45,742,173	62,278,589	Morgan Stanley Capital Services, Inc.	12/15/2010	1,350,790
Japanese Yen	2,245,066,657	26,767,433	Barclays Bank PLC Wholesale	12/15/2010	1,143,122
Japanese Yen	2,245,066,657	26,881,198	J. Aron and Company	12/15/2010	1,029,357
Japanese Yen	2,245,066,657	26,767,121	Morgan Stanley Capital Services, Inc.	12/15/2010	1,143,434
New Zealand Dollar	27,771,388	20,583,840	Barclays Bank PLC Wholesale	12/15/2010	514,078
New Zealand Dollar	27,771,388	20,605,012	J. Aron and Company	12/15/2010	492,906
New Zealand Dollar	27,771,388	20,591,780	Morgan Stanley Capital Services, Inc.	12/15/2010	506,138
Pound Sterling	75,916,082	118,907,807	Barclays Bank PLC Wholesale	12/15/2010	2,695,910
Pound Sterling	75,916,082	118,898,301	J. Aron and Company	12/15/2010	2,705,415
Pound Sterling	75,916,082	118,891,751	Morgan Stanley Capital Services, Inc.	12/15/2010	2,711,964
Swedish Krona	591,221,992	86,677,585	Barclays Bank PLC Wholesale	12/15/2010	1,715,464
Swedish Krona	591,221,992	86,738,651	J. Aron and Company	12/15/2010	1,654,398
Swedish Krona	591,221,992	86,709,908	Morgan Stanley Capital Services, Inc.	12/15/2010	1,683,142
Swiss Franc	33,600,556	33,994,159	Barclays Bank PLC Wholesale	12/15/2010	163,497
Swiss Franc	33,600,556	34,035,845	J. Aron and Company	12/15/2010	121,812
Swiss Franc	33,600,556	34,018,616	Morgan Stanley Capital Services, Inc.	12/15/2010	139,041
		$1,155,950,590			$25,032,709

		Notional Principal			Unrealized
	Principal Amount	Amount Covered		Settlement	Appreciation
Currency	Covered by Contract	by Contract (USD)	Counterparty	Date	(Depreciation)
Sells
Australian Dollar	112,625,255	$106,758,581	Barclays Bank PLC Wholesale	12/15/2010	($2,992,225)
Australian Dollar	112,625,255	106,669,413	J. Aron and Company	12/15/2010	(3,081,394)
Australian Dollar	112,625,255	106,766,863	Morgan Stanley Capital Services, Inc.	12/15/2010	(2,983,943)
Canadian Dollar	104,623,098	101,426,090	Barclays Bank PLC Wholesale	12/15/2010	(1,053,969)
Canadian Dollar	104,623,098	101,409,823	J. Aron and Company	12/15/2010	(1,070,236)
Canadian Dollar	104,623,098	101,498,651	Morgan Stanley Capital Services, Inc.	12/15/2010	(981,408)
Euro Currency	37,487,178	50,354,756	Barclays Bank PLC Wholesale	12/15/2010	(1,791,561)
Euro Currency	37,487,178	50,342,267	J. Aron and Company	12/15/2010	(1,804,049)
Euro Currency	37,487,178	50,378,003	Morgan Stanley Capital Services, Inc.	12/15/2010	(1,768,313)
Japanese Yen	7,291,554,189	88,698,946	Barclays Bank PLC Wholesale	12/15/2010	(1,949,285)
Japanese Yen	7,291,554,189	88,684,795	J. Aron and Company	12/15/2010	(1,963,436)
Japanese Yen	7,291,554,189	88,705,768	Morgan Stanley Capital Services, Inc.	12/15/2010	(1,942,463)
New Zealand Dollar	70,983,606	52,297,354	Barclays Bank PLC Wholesale	12/15/2010	(1,628,876)
New Zealand Dollar	70,983,606	52,275,450	J. Aron and Company	12/15/2010	(1,650,781)
New Zealand Dollar	70,983,606	52,266,751	Morgan Stanley Capital Services, Inc.	12/15/2010	(1,659,480)
Pound Sterling	12,417,532	19,439,569	Barclays Bank PLC Wholesale	12/15/2010	(451,052)
Pound Sterling	12,417,532	19,438,633	J. Aron and Company	12/15/2010	(451,989)
Pound Sterling	12,417,532	19,435,539	Morgan Stanley Capital Services, Inc.	12/15/2010	(455,082)
Swedish Krona	86,141,728	12,615,390	Barclays Bank PLC Wholesale	12/15/2010	(263,580)
Swedish Krona	86,141,728	12,578,040	J. Aron and Company	12/15/2010	(300,929)
Swedish Krona	86,141,728	12,582,832	Morgan Stanley Capital Services, Inc.	12/15/2010	(296,138)
Swiss Franc	53,296,677	54,287,709	Barclays Bank PLC Wholesale	12/15/2010	107,368
Swiss Franc	53,296,677	54,314,222	J. Aron and Company	12/15/2010	133,881
Swiss Franc	53,296,677	54,260,868	Morgan Stanley Capital Services, Inc.	12/15/2010	80,527
		$1,457,486,313			($30,218,413)

3

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives Fair	Derivatives Fair
Risk	Location	Value	Value
Foreign exchange	Foreign forward
contracts	currency contracts	$25,385,450	($30,571,154)
Total		$25,385,450	($30,571,154)

4

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Technical Opportunities Fund, Global High Yield Fund, Multi Sector Bond Fund and Currency Strategies Fund

/s/Hugh McHaffie
Hugh McHaffie
President

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Hugh McHaffie
Hugh McHaffie
President

Date: December 17, 2010

/s/Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 17, 2010